UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund

April 30, 2012

1.800336.108

EQU-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Distributors - 0.2%
Li & Fung Ltd.	6,872,000	$ 14,703
Diversified Consumer Services - 0.0%
Strayer Education, Inc.	14,100	1,391
Hotels, Restaurants & Leisure - 0.7%
Cedar Fair LP (depository unit) (d)	73,600	2,290
Einstein Noah Restaurant Group, Inc.	146,659	2,075
McDonald's Corp.	568,941	55,443
		59,808
Household Durables - 0.7%
KB Home (d)	873,400	7,581
Lennar Corp. Class A	987,534	27,394
PulteGroup, Inc. (a)	2,280,673	22,442
		57,417
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	820,700	30,153
Universal Entertainment Corp.	5,300	122
		30,275
Media - 4.2%
Comcast Corp. Class A	7,558,535	229,250
Informa PLC	491,295	3,306
Ipsos SA	75,800	2,460
Pico Far East Holdings Ltd.	8,746,000	2,108
The Walt Disney Co.	480,250	20,704
Time Warner, Inc.	3,090,353	115,765
		373,593
Multiline Retail - 1.2%
Target Corp.	1,855,649	107,516
Specialty Retail - 0.6%
Autobacs Seven Co. Ltd.	23,400	1,123
Destination Maternity Corp.	363,720	7,216
Dunelm Group PLC	131,000	1,088
Foschini Ltd.	179,300	2,969
Limited Brands, Inc.	70,300	3,494
Lowe's Companies, Inc.	992,122	31,222
USS Co. Ltd.	18,950	1,922
		49,034
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp.	22,400	$ 3,406
TOTAL CONSUMER DISCRETIONARY		697,143
CONSUMER STAPLES - 11.0%
Beverages - 2.2%
Anadolu Efes Biracilik ve Malt Sanayii A/S	98,000	1,380
Anheuser-Busch InBev SA NV (d)	275,022	19,824
Beam, Inc.	182,200	10,345
Coca-Cola Icecek A/S	21,673	305
Dr Pepper Snapple Group, Inc.	96,300	3,908
PepsiCo, Inc.	1,558,312	102,849
The Coca-Cola Co.	708,723	54,090
		192,701
Food & Staples Retailing - 1.8%
Safeway, Inc.	1,496,600	30,426
Sysco Corp.	780,100	22,545
Wal-Mart Stores, Inc.	1,226,355	72,245
Walgreen Co.	896,139	31,419
		156,635
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	265,878	12,962
Hilton Food Group PLC	281,400	1,301
Kellogg Co.	793,144	40,109
Kraft Foods, Inc. Class A	68,671	2,738
		57,110
Household Products - 3.6%
Colgate-Palmolive Co.	47,000	4,650
Kimberly-Clark Corp.	969,197	76,053
Procter & Gamble Co.	3,400,095	216,382
Reckitt Benckiser Group PLC	364,700	21,233
		318,318
Tobacco - 2.7%
Altria Group, Inc.	2,218,000	71,442
British American Tobacco PLC:
(United Kingdom)	148,400	7,612
sponsored ADR	577,400	59,426
Imperial Tobacco Group PLC	80,163	3,206
Japan Tobacco, Inc.	916	5,075
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	221,900	$ 30,021
Philip Morris International, Inc.	660,895	59,157
Swedish Match Co. AB	120,800	4,911
		240,850
TOTAL CONSUMER STAPLES		965,614
ENERGY - 11.8%
Energy Equipment & Services - 1.5%
Aker Solutions ASA	115,800	1,968
BW Offshore Ltd.	8,232,344	11,437
Diamond Offshore Drilling, Inc.	134,000	9,186
Exterran Partners LP	498,350	11,133
Halliburton Co.	1,134,970	38,839
National Oilwell Varco, Inc.	149,400	11,319
Noble Corp.	742,702	28,267
Saipem SpA	62,287	3,077
Trinidad Drilling Ltd.	1,768,800	11,461
		126,687
Oil, Gas & Consumable Fuels - 10.3%
Apache Corp.	402,352	38,602
ARC Resources Ltd. (d)	289,900	5,970
Atlas Pipeline Partners, LP	108,500	3,793
BP PLC	687,427	4,967
BP PLC sponsored ADR	1,162,765	50,476
Buckeye Partners LP (d)	237,830	13,426
Canadian Natural Resources Ltd.	459,100	15,952
Chevron Corp.	3,249,334	346,243
ENI SpA	129,200	2,871
Exxon Mobil Corp.	1,412,084	121,919
Holly Energy Partners LP	151,699	9,125
Inergy LP	263,000	5,126
Inergy Midstream LP	344,200	7,294
Legacy Reserves LP	564,400	16,108
Markwest Energy Partners LP	97,500	5,865
Penn West Petroleum Ltd.	1,706,100	29,242
Pioneer Southwest Energy Partners LP	208,900	5,926
Royal Dutch Shell PLC:
Class A (United Kingdom)	114,913	4,099
Class A sponsored ADR	2,094,700	149,855
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	763,200	$ 25,212
Williams Companies, Inc.	1,380,300	46,972
		909,043
TOTAL ENERGY		1,035,730
FINANCIALS - 18.5%
Capital Markets - 2.8%
Apollo Global Management LLC Class A	529,200	6,795
Apollo Investment Corp.	374,600	2,716
Ashmore Group PLC	3,587,412	22,278
Charles Schwab Corp.	2,852,466	40,790
FXCM, Inc. Class A (d)	395,382	4,579
Goldman Sachs Group, Inc.	171,921	19,797
ICAP PLC	293,200	1,807
KKR & Co. LP	2,638,200	37,251
Manning & Napier, Inc. (e)	679,190	9,848
Morgan Stanley	3,610,473	62,389
The Blackstone Group LP	2,471,035	33,507
UBS AG	213,937	2,672
		244,429
Commercial Banks - 5.3%
Aozora Bank Ltd.	611,000	1,567
BanColombia SA sponsored ADR	27,500	1,865
Barclays PLC	758,967	2,687
BB&T Corp.	813,350	26,060
BS Financial Group, Inc.	91,830	947
Comerica, Inc.	483,800	15,491
DGB Financial Group Co. Ltd.	80,850	948
First Niagara Financial Group, Inc.	921,207	8,236
M&T Bank Corp.	406,000	35,026
Seven Bank Ltd.	1,439,400	3,557
Standard Chartered PLC (United Kingdom)	562,747	13,756
SunTrust Banks, Inc.	1,257,419	30,530
Svenska Handelsbanken AB (A Shares)	91,700	2,972
U.S. Bancorp	2,174,202	69,944
Wells Fargo & Co.	7,641,285	255,448
		469,034
Consumer Finance - 0.0%
International Personal Finance PLC	208,600	906
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.9%
CME Group, Inc.	6,174	$ 1,641
JPMorgan Chase & Co.	7,963,825	342,285
KKR Financial Holdings LLC	6,445	59
London Stock Exchange Group PLC	106,000	1,872
		345,857
Insurance - 4.5%
ACE Ltd.	835,600	63,481
AFLAC, Inc.	670,100	30,181
Berkshire Hathaway, Inc. Class B (a)	513,044	41,274
Euler Hermes SA	32,300	2,288
Everest Re Group Ltd.	292,727	29,009
Fairfax Financial Holdings Ltd. (sub. vtg.)	100	41
Fidelity National Financial, Inc. Class A	915,500	17,642
Hanover Insurance Group, Inc.	418,998	16,911
MetLife, Inc.	3,129,087	112,741
MetLife, Inc. unit (a)	224,000	15,478
Resolution Ltd.	820,100	2,979
The Chubb Corp.	447,941	32,731
Validus Holdings Ltd.	885,652	28,784
		393,540
Real Estate Investment Trusts - 2.0%
American Capital Agency Corp.	887,300	27,719
American Tower Corp.	40,300	2,643
Annaly Capital Management, Inc.	1,344,300	21,939
Digital Realty Trust, Inc. (d)	184,700	13,869
Highwoods Properties, Inc. (SBI)	242,500	8,422
Japan Retail Fund Investment Corp.	1,404	2,239
Lexington Corporate Properties Trust	458,400	4,080
Omega Healthcare Investors, Inc.	756,900	16,205
Rayonier, Inc.	356,009	16,145
Two Harbors Investment Corp.	2,383,078	24,927
Ventas, Inc.	576,652	33,901
		172,089
Real Estate Management & Development - 0.0%
Relo Holdings Corp.	101,800	3,003
TOTAL FINANCIALS		1,628,858
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.9%
Biotechnology - 1.2%
Amgen, Inc.	1,214,525	$ 86,365
PDL BioPharma, Inc. (d)	3,335,500	20,980
		107,345
Health Care Equipment & Supplies - 0.6%
Covidien PLC	753,800	41,632
St. Jude Medical, Inc.	403,338	15,617
		57,249
Health Care Providers & Services - 1.8%
Aetna, Inc.	362,600	15,969
Brookdale Senior Living, Inc. (a)	583,800	11,098
Life Healthcare Group Holdings Ltd.	464,100	1,604
McKesson Corp.	47,900	4,379
Psychemedics Corp.	109,600	1,080
WellPoint, Inc.	1,768,246	119,922
		154,052
Pharmaceuticals - 10.3%
Abbott Laboratories	1,312,200	81,435
AstraZeneca PLC sponsored ADR	518,300	22,753
GlaxoSmithKline PLC	2,008,981	46,416
Johnson & Johnson	2,699,848	175,733
Merck & Co., Inc.	5,498,832	215,774
Pfizer, Inc.	11,960,119	274,246
Roche Holding AG (participation certificate)	24,657	4,505
Sanofi SA	760,461	58,090
Teva Pharmaceutical Industries Ltd. sponsored ADR	627,178	28,687
		907,639
TOTAL HEALTH CARE		1,226,285
INDUSTRIALS - 8.7%
Aerospace & Defense - 2.2%
Lockheed Martin Corp.	449,804	40,725
Raytheon Co.	936,546	50,705
Rockwell Collins, Inc.	138,331	7,731
The Boeing Co.	221,048	16,976
United Technologies Corp.	918,115	74,955
		191,092
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	358,500	$ 21,417
United Parcel Service, Inc. Class B	1,160,606	90,690
		112,107
Airlines - 0.0%
Copa Holdings SA Class A	22,800	1,854
Building Products - 0.1%
Lennox International, Inc.	121,400	5,269
Commercial Services & Supplies - 1.1%
Corrections Corp. of America (a)	63,000	1,820
Intrum Justitia AB	1,157,200	17,563
Multiplus SA	116,800	2,531
Republic Services, Inc.	2,596,974	71,079
Steelcase, Inc. Class A	553,595	4,783
		97,776
Construction & Engineering - 0.0%
Aveng Ltd.	206,700	1,057
VINCI SA	55,400	2,567
		3,624
Electrical Equipment - 0.1%
Emerson Electric Co.	51,328	2,697
Hubbell, Inc. Class B	55,100	4,421
		7,118
Industrial Conglomerates - 2.0%
General Electric Co.	8,736,583	171,062
Koninklijke Philips Electronics NV	130,200	2,591
Orkla ASA (A Shares)	375,900	2,762
		176,415
Machinery - 1.1%
Briggs & Stratton Corp.	1,121,785	20,304
Douglas Dynamics, Inc.	675,024	9,538
Harsco Corp.	188,700	4,208
Illinois Tool Works, Inc.	266,013	15,264
Ingersoll-Rand PLC	752,442	31,994
Muehlbauer Holding AG & Co.	28,783	1,003
Stanley Black & Decker, Inc.	153,000	11,193
		93,504
Professional Services - 0.3%
Michael Page International PLC	3,895,583	26,278
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.5%
Union Pacific Corp.	370,400	$ 41,648
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	9,100	1,891
Wolseley PLC	75,900	2,886
		4,777
TOTAL INDUSTRIALS		761,462
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.2%
Cisco Systems, Inc.	5,044,416	101,645
Computers & Peripherals - 1.2%
Apple, Inc. (a)	55,772	32,584
Hewlett-Packard Co.	3,025,615	74,914
		107,498
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	304,095	12,787
Domino Printing Sciences PLC	725,140	7,050
TE Connectivity Ltd.	528,490	19,269
		39,106
Internet Software & Services - 0.2%
VeriSign, Inc.	465,900	19,153
IT Services - 3.9%
Accenture PLC Class A	831,733	54,021
Cognizant Technology Solutions Corp. Class A (a)	620,498	45,495
Fidelity National Information Services, Inc.	157,932	5,318
IBM Corp.	33,000	6,834
MasterCard, Inc. Class A	58,150	26,300
Merkantildata ASA	124,600	1,328
Paychex, Inc.	4,994,946	154,743
Redecard SA	105,200	1,772
Visa, Inc. Class A	360,500	44,334
		340,145
Office Electronics - 0.0%
Canon, Inc.	68,300	3,096
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	96,400	3,758
Applied Materials, Inc.	2,163,600	25,942
KLA-Tencor Corp.	399,403	20,829
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,746,948	$ 21,845
Taiwan Semiconductor Manufacturing Co. Ltd.	1,609,000	4,764
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,521,815	39,290
		116,428
Software - 0.5%
BMC Software, Inc. (a)	348,600	14,383
CA, Inc.	796,300	21,038
CompuGROUP Holding AG	164,100	2,526
Microsoft Corp.	223,000	7,140
		45,087
TOTAL INFORMATION TECHNOLOGY		772,158
MATERIALS - 0.8%
Chemicals - 0.5%
Arkema SA	21,100	1,869
Clariant AG (Reg.)	214,676	2,730
Israel Chemicals Ltd.	166,900	1,915
LyondellBasell Industries NV Class A	74,000	3,092
PPG Industries, Inc.	274,900	28,930
		38,536
Metals & Mining - 0.3%
ArcelorMittal SA Class A unit (d)	417,300	7,232
Commercial Metals Co.	703,200	10,393
Nucor Corp.	286,800	11,245
		28,870
TOTAL MATERIALS		67,406
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	4,565,849	150,262
CenturyLink, Inc.	615,405	23,730
HKT Trust / HKT Ltd. unit	3,498,000	2,719
Koninklijke KPN NV	1,792,058	16,087
Telecom Corp. of New Zealand Ltd.	873,790	1,879
Telstra Corp. Ltd.	552,608	2,038
Verizon Communications, Inc.	2,777,367	112,150
		308,865
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.1%
Far EasTone Telecommunications Co. Ltd.	1,643,000	$ 3,578
TIM Participacoes SA sponsored ADR	75,739	2,267
Vodafone Group PLC	32,943,220	91,197
		97,042
TOTAL TELECOMMUNICATION SERVICES		405,907
UTILITIES - 4.0%
Electric Utilities - 2.8%
Cheung Kong Infrastructure Holdings Ltd.	316,000	1,876
Duke Energy Corp.	3,002,263	64,338
FirstEnergy Corp.	907,812	42,504
NextEra Energy, Inc.	832,028	53,541
PPL Corp.	2,354,941	64,408
Southern Co.	372,218	17,100
Spark Infrastructure Group unit	1,224,126	1,849
		245,616
Gas Utilities - 0.0%
YESCO Co. Ltd.	54,900	1,282
Independent Power Producers & Energy Traders - 0.1%
International Power PLC	522,184	3,534
Multi-Utilities - 1.1%
Alliant Energy Corp.	282,172	12,765
National Grid PLC	4,474,529	48,324
PG&E Corp.	446,223	19,714
Sempra Energy	291,953	18,901
		99,704
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	18,300	1,449
TOTAL UTILITIES		351,585
TOTAL COMMON STOCKS (Cost $6,970,473)		7,912,148
Preferred Stocks - 2.5%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	460,516	$ 17,979
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	10,200	10,922
TOTAL CONSUMER DISCRETIONARY		28,901
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ATP Oil & Gas Corp. Series B, 8.00%	21,000	1,047
FINANCIALS - 0.3%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	14,900	17,105
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	44,200	4,308
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	149,000	7,953
TOTAL FINANCIALS		29,366
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	64,720	15,155
Health Care Providers & Services - 0.1%
HealthSouth Corp. Series A 6.50%	12,300	12,641
TOTAL HEALTH CARE		27,796
INDUSTRIALS - 0.1%
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	150,900	8,488
UTILITIES - 0.2%
Electric Utilities - 0.2%
PPL Corp. 8.75%	235,400	12,123
TOTAL CONVERTIBLE PREFERRED STOCKS		107,721
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 1.1%
Porsche Automobil Holding SE (Germany)	325,657	$ 19,880
Volkswagen AG	376,426	71,309
		91,189
Textiles, Apparel & Luxury Goods - 0.0%
Hugo Boss AG (non-vtg.)	13,000	1,451
TOTAL CONSUMER DISCRETIONARY		92,640
FINANCIALS - 0.2%
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	20,144	16,971
TOTAL NONCONVERTIBLE PREFERRED STOCKS		109,611
TOTAL PREFERRED STOCKS (Cost $211,078)		217,332
Corporate Bonds - 3.0%
	Principal Amount (000s)
Convertible Bonds - 2.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	$ 3,440	4,472
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Transocean, Inc. Series C, 1.5% 12/15/37	11,740	11,623
Oil, Gas & Consumable Fuels - 0.3%
Amyris, Inc. 3% 2/27/17 (h)	2,101	1,518
Chesapeake Energy Corp. 2.5% 5/15/37	7,920	6,882
Peabody Energy Corp. 4.75% 12/15/66	5,796	5,528
Western Refining, Inc. 5.75% 6/15/14	6,580	12,601
		26,529
TOTAL ENERGY		38,152
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (f)	$ 17,382	$ 8,604
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17	7,090	8,419
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	16,800	19,009
Construction & Engineering - 0.1%
MasTec, Inc.:
4% 6/15/14	2,490	3,260
4.25% 12/15/14	2,180	2,951
		6,211
TOTAL INDUSTRIALS		25,220
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16	13,430	13,045
Computers & Peripherals - 0.1%
SanDisk Corp. 1.5% 8/15/17	9,340	9,673
Internet Software & Services - 0.1%
VeriSign, Inc. 3.25% 8/15/37	6,990	9,340
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	7,380	9,004
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 8/1/31 (f)	8,100	7,381
Software - 0.2%
Nuance Communications, Inc. 2.75% 11/1/31 (f)	18,330	20,469
TOTAL INFORMATION TECHNOLOGY		68,912
MATERIALS - 0.2%
Metals & Mining - 0.2%
Goldcorp, Inc. 2% 8/1/14	5,950	6,820
Newmont Mining Corp. 1.25% 7/15/14	6,740	8,248
		15,068
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	$ 15,940	$ 9,484
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CMS Energy Corp. 5.5% 6/15/29	9,380	15,618
TOTAL CONVERTIBLE BONDS		193,949
Nonconvertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	840	689
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Rite Aid Corp.:
9.375% 12/15/15	5,785	5,893
9.5% 6/15/17	11,905	11,905
Tops Markets LLC 10.125% 10/15/15	6,400	6,896
		24,694
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Western Refining, Inc. 11.25% 6/15/17 (f)	6,150	6,980
FINANCIALS - 0.3%
Consumer Finance - 0.0%
General Motors Acceptance Corp. 8% 11/1/31	2,905	3,285
Diversified Financial Services - 0.1%
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	6,500	7,735
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc. 5.625% 2/15/13	16,000	14,320
TOTAL FINANCIALS		25,340
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	$ 9,700	$ 11,252
TOTAL NONCONVERTIBLE BONDS		68,955
TOTAL CORPORATE BONDS (Cost $268,545)		262,904
Floating Rate Loans - 0.1%

FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (g) (Cost $8,272)	8,340	8,465
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	198,981,720	198,982
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	38,827,607	38,828
TOTAL MONEY MARKET FUNDS (Cost $237,810)		237,810
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $7,696,178)		8,638,659
NET OTHER ASSETS (LIABILITIES) - 1.7%		152,933
NET ASSETS - 100%		$ 8,791,592
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,361,000 or 0.8% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,518,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,101
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 70
Fidelity Securities Lending Cash Central Fund	621
Total	$ 691
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Manning & Napier, Inc.	$ 6,642	$ 2,456	$ -	$ 109	$ 9,848
Total	$ 6,642	$ 2,456	$ -	$ 109	$ 9,848
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 818,684	$ 804,595	$ 14,089	$ -
Consumer Staples	965,614	952,927	12,687	-
Energy	1,036,777	1,023,793	12,984	-
Financials	1,675,195	1,619,068	56,127	-
Health Care	1,254,081	1,136,934	117,147	-
Industrials	769,950	758,871	11,079	-
Information Technology	772,158	764,298	7,860	-
Materials	67,406	67,406	-	-
Telecommunication Services	405,907	312,831	93,076	-
Utilities	363,708	303,261	60,447	-
Corporate Bonds	262,904	-	262,904	-
Floating Rate Loans	8,465	-	8,465	-
Money Market Funds	237,810	237,810	-	-
Total Investments in Securities:	$ 8,638,659	$ 7,981,794	$ 656,865	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $7,726,751,000. Net unrealized appreciation aggregated $911,908,000, of which $1,216,156,000 related to appreciated investment securities and $304,248,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Large Cap
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ® Large Cap
Growth Fund

1.847927.105

ALCG-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.2%
Johnson Controls, Inc.	12,200	$ 390,034
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	3,273	311,138
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc.	40,400	1,271,388
Chipotle Mexican Grill, Inc. (a)	1,300	538,395
Dunkin' Brands Group, Inc.	600	19,422
Las Vegas Sands Corp.	28,500	1,581,465
McDonald's Corp.	14,200	1,383,790
		4,794,460
Household Durables - 1.7%
D.R. Horton, Inc.	57,200	935,220
PulteGroup, Inc. (a)	29,200	287,328
Ryland Group, Inc.	57,281	1,289,395
Toll Brothers, Inc. (a)	20,200	513,080
		3,025,023
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	8,400	1,947,960
Leisure Equipment & Products - 0.1%
Brunswick Corp.	6,300	165,627
Media - 1.2%
Comcast Corp. Class A	31,278	948,662
Discovery Communications, Inc. (a)	19,882	1,081,978
		2,030,640
Multiline Retail - 1.0%
Dollar General Corp. (a)	22,500	1,067,850
Dollar Tree, Inc. (a)	7,100	721,786
		1,789,636
Specialty Retail - 5.7%
American Eagle Outfitters, Inc.	49,400	889,694
AutoZone, Inc. (a)	2,000	792,320
Bed Bath & Beyond, Inc. (a)	17,800	1,252,942
Home Depot, Inc.	7,850	406,552
Limited Brands, Inc.	16,200	805,140
Lowe's Companies, Inc.	83,200	2,618,304
Sally Beauty Holdings, Inc. (a)	24,100	641,060
Teavana Holdings, Inc. (a)	12,400	259,036
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	40,200	$ 1,676,742
Tractor Supply Co.	4,600	452,686
		9,794,476
Textiles, Apparel & Luxury Goods - 2.0%
Brunello Cucinelli SpA	3,600	57,188
Burberry Group PLC	26,800	645,961
PVH Corp.	15,400	1,367,520
Ralph Lauren Corp.	4,000	689,080
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	7,700	754,061
		3,513,810
TOTAL CONSUMER DISCRETIONARY		27,762,804
CONSUMER STAPLES - 9.8%
Beverages - 2.6%
Anheuser-Busch InBev SA NV (d)	10,300	742,433
Diageo PLC sponsored ADR	8,200	829,184
Dr Pepper Snapple Group, Inc.	16,400	665,512
The Coca-Cola Co.	30,863	2,355,464
		4,592,593
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	32,000	1,427,840
Wal-Mart Stores, Inc.	12,868	758,054
Walgreen Co.	20,500	718,730
Whole Foods Market, Inc.	9,700	805,779
		3,710,403
Food Products - 1.1%
Corn Products International, Inc.	8,400	479,304
Green Mountain Coffee Roasters, Inc. (a)(d)	13,700	667,875
Kraft Foods, Inc. Class A	17,600	701,712
		1,848,891
Household Products - 2.3%
Colgate-Palmolive Co.	19,100	1,889,754
Kimberly-Clark Corp.	14,100	1,106,427
Procter & Gamble Co.	14,400	916,416
		3,912,597
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.7%
Altria Group, Inc.	78,307	$ 2,522,268
Japan Tobacco, Inc.	81	448,743
		2,971,011
TOTAL CONSUMER STAPLES		17,035,495
ENERGY - 10.1%
Energy Equipment & Services - 3.5%
Cameron International Corp. (a)	18,000	922,500
Dresser-Rand Group, Inc. (a)	9,200	447,856
Halliburton Co.	37,100	1,269,562
National Oilwell Varco, Inc.	3,200	242,432
Noble Corp.	17,800	677,468
Rowan Companies, Inc. (a)	16,900	583,557
Schlumberger Ltd.	26,675	1,977,685
		6,121,060
Oil, Gas & Consumable Fuels - 6.6%
Apache Corp.	5,700	546,858
Atlas Pipeline Partners, LP	8,665	302,928
Chevron Corp.	12,000	1,278,720
Exxon Mobil Corp.	46,546	4,018,782
Marathon Petroleum Corp.	23,537	979,375
Noble Energy, Inc.	9,748	968,171
Occidental Petroleum Corp.	14,600	1,331,812
Peabody Energy Corp.	19,518	607,205
Royal Dutch Shell PLC Class A sponsored ADR	3,739	267,488
Valero Energy Corp.	14,084	347,875
Williams Companies, Inc.	23,824	810,731
		11,459,945
TOTAL ENERGY		17,581,005
FINANCIALS - 5.3%
Capital Markets - 0.3%
Morgan Stanley	12,573	217,261
TD Ameritrade Holding Corp.	12,800	240,512
		457,773
Commercial Banks - 1.8%
City National Corp.	11,900	633,794
First Republic Bank (a)	15,500	511,965
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	17,300	$ 420,044
U.S. Bancorp	9,200	295,964
Wells Fargo & Co.	36,800	1,230,224
		3,091,991
Consumer Finance - 0.7%
Capital One Financial Corp.	11,000	610,280
SLM Corp.	36,318	538,596
		1,148,876
Diversified Financial Services - 0.8%
Citigroup, Inc.	15,480	511,459
JPMorgan Chase & Co.	20,200	868,196
		1,379,655
Real Estate Investment Trusts - 1.4%
American Tower Corp.	20,532	1,346,489
Digital Realty Trust, Inc.	5,100	382,959
Equity Residential (SBI)	3,300	202,752
Extra Space Storage, Inc.	18,730	568,456
		2,500,656
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	29,682	558,318
TOTAL FINANCIALS		9,137,269
HEALTH CARE - 10.2%
Biotechnology - 3.0%
Achillion Pharmaceuticals, Inc. (a)(d)	56,600	376,390
ADVENTRX Pharmaceuticals, Inc. (a)	116,174	68,310
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	39,587	1,905
Alkermes PLC (a)	6,900	119,370
Amgen, Inc.	7,700	547,547
ARIAD Pharmaceuticals, Inc. (a)	15,000	244,500
Biogen Idec, Inc. (a)	7,300	978,273
BioMarin Pharmaceutical, Inc. (a)	15,100	523,970
Dynavax Technologies Corp. (a)	68,200	341,682
Gilead Sciences, Inc. (a)	30,281	1,574,915
Theravance, Inc. (a)	16,299	352,710
		5,129,572
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.1%
Covidien PLC	20,400	$ 1,126,692
The Cooper Companies, Inc.	8,500	749,445
		1,876,137
Health Care Providers & Services - 3.3%
Aetna, Inc.	7,600	334,704
Catalyst Health Solutions, Inc. (a)	4,000	345,480
Express Scripts Holding Co. (a)	24,824	1,384,931
Health Net, Inc. (a)	12,900	459,369
Laboratory Corp. of America Holdings (a)	5,950	522,946
McKesson Corp.	11,000	1,005,510
UnitedHealth Group, Inc.	15,600	875,940
WellPoint, Inc.	11,300	766,366
		5,695,246
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	1,500	136,036
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	7,600	338,428
Pharmaceuticals - 2.5%
Elan Corp. PLC sponsored ADR (a)	13,400	184,786
Eli Lilly & Co.	24,600	1,018,194
GlaxoSmithKline PLC sponsored ADR	18,200	841,386
Merck & Co., Inc.	21,547	845,504
Sanofi SA sponsored ADR	21,500	820,870
Valeant Pharmaceuticals International, Inc. (Canada) (a)	10,800	600,820
ViroPharma, Inc. (a)	5,600	121,800
		4,433,360
TOTAL HEALTH CARE		17,608,779
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.6%
Raytheon Co.	10,000	541,400
Rockwell Collins, Inc.	9,100	508,599
Textron, Inc.	37,700	1,004,328
United Technologies Corp.	30,000	2,449,200
		4,503,527
Building Products - 0.5%
Owens Corning (a)	24,100	827,835
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.6%
Dycom Industries, Inc. (a)	18,100	$ 423,359
Fluor Corp.	17,600	1,016,400
Jacobs Engineering Group, Inc. (a)	5,881	257,764
Quanta Services, Inc. (a)	48,460	1,071,935
		2,769,458
Electrical Equipment - 0.5%
Regal-Beloit Corp.	12,600	852,264
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	9,600	528,576
Danaher Corp.	27,500	1,491,050
		2,019,626
Machinery - 2.9%
Cummins, Inc.	11,600	1,343,628
Dover Corp.	15,500	971,230
Ingersoll-Rand PLC	29,650	1,260,718
Joy Global, Inc.	10,009	708,337
Snap-On, Inc.	12,078	755,358
		5,039,271
Professional Services - 0.5%
Qualicorp SA	16,000	139,338
Randstad Holding NV	18,900	654,519
		793,857
Road & Rail - 0.4%
Union Pacific Corp.	6,900	775,836
TOTAL INDUSTRIALS		17,581,674
INFORMATION TECHNOLOGY - 30.8%
Communications Equipment - 3.8%
Cisco Systems, Inc.	17,800	358,670
Motorola Solutions, Inc.	59,204	3,021,180
QUALCOMM, Inc.	49,600	3,166,464
		6,546,314
Computers & Peripherals - 8.5%
Apple, Inc. (a)	23,520	13,741,323
Fusion-io, Inc.	3,400	87,210
Gemalto NV	3,992	297,471
NetApp, Inc. (a)	14,500	563,035
		14,689,039
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	14,100	$ 592,905
Jabil Circuit, Inc.	11,500	269,675
TE Connectivity Ltd.	17,224	627,987
		1,490,567
Internet Software & Services - 3.2%
Facebook, Inc. Class B (e)	6,574	202,286
Google, Inc. Class A (a)	7,092	4,292,291
OpenTable, Inc. (a)(d)	9,640	431,197
Rackspace Hosting, Inc. (a)	10,329	600,012
		5,525,786
IT Services - 4.0%
Accenture PLC Class A	10,515	682,949
Cognizant Technology Solutions Corp. Class A (a)	19,033	1,395,500
IBM Corp.	5,890	1,219,701
MasterCard, Inc. Class A	4,133	1,869,232
VeriFone Systems, Inc. (a)	7,356	350,440
Virtusa Corp. (a)	20,300	306,327
Visa, Inc. Class A	8,700	1,069,926
		6,894,075
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	11,200	436,576
ASML Holding NV (Netherlands)	11,600	590,288
Avago Technologies Ltd.	12,700	437,896
Broadcom Corp. Class A	31,800	1,163,880
Cirrus Logic, Inc. (a)	8,000	219,040
Freescale Semiconductor Holdings I Ltd.	29,200	362,372
NXP Semiconductors NV (a)	50,290	1,299,997
		4,510,049
Software - 7.9%
Adobe Systems, Inc. (a)	6,900	231,564
Aspen Technology, Inc. (a)	8,700	172,086
Citrix Systems, Inc. (a)	14,300	1,224,223
Informatica Corp. (a)	8,000	368,160
Microsoft Corp.	211,579	6,774,760
Oracle Corp.	57,986	1,704,209
Red Hat, Inc. (a)	11,900	709,359
salesforce.com, Inc. (a)	12,450	1,938,839
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Splunk, Inc.	300	$ 10,185
VMware, Inc. Class A (a)	4,400	491,568
		13,624,953
TOTAL INFORMATION TECHNOLOGY		53,280,783
MATERIALS - 4.0%
Chemicals - 3.3%
Ashland, Inc.	15,200	1,001,224
Dow Chemical Co.	20,200	684,376
E.I. du Pont de Nemours & Co.	9,300	497,178
LyondellBasell Industries NV Class A	24,897	1,040,197
Monsanto Co.	13,000	990,340
Sigma Aldrich Corp.	5,000	354,500
The Mosaic Co.	21,500	1,135,630
		5,703,445
Construction Materials - 0.3%
Martin Marietta Materials, Inc. (d)	6,600	547,008
Metals & Mining - 0.4%
Commercial Metals Co.	43,700	645,886
TOTAL MATERIALS		6,896,339
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	18,400	988,816
TOTAL COMMON STOCKS (Cost $148,044,443)		167,872,964
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	5,336,807	$ 5,336,807
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,998,800	2,998,800
TOTAL MONEY MARKET FUNDS (Cost $8,335,607)		8,335,607
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $156,380,050)		176,208,571
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(3,175,033)
NET ASSETS - 100%		$ 173,033,538
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $202,286 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 164,398
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,160
Fidelity Securities Lending Cash Central Fund	18,307
Total	$ 19,467
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,762,804	$ 27,762,804	$ -	$ -
Consumer Staples	17,035,495	16,586,752	448,743	-
Energy	17,581,005	17,581,005	-	-
Financials	9,137,269	9,137,269	-	-
Health Care	17,608,779	17,606,874	1,905	-
Industrials	17,581,674	17,581,674	-	-
Information Technology	53,280,783	53,078,497	-	202,286
Materials	6,896,339	6,896,339	-	-
Telecommunication Services	988,816	988,816	-	-
Money Market Funds	8,335,607	8,335,607	-	-
Total Investments in Securities:	$ 176,208,571	$ 175,555,637	$ 450,648	$ 202,286
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 164,350
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	37,936
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 202,286
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 37,936

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $156,534,395. Net unrealized appreciation aggregated $19,674,176, of which $22,617,485 related to appreciated investment securities and $2,943,309 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth Fund

April 30, 2012

1.800355.108

LCG-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.2%
Johnson Controls, Inc.	12,200	$ 390,034
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	3,273	311,138
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc.	40,400	1,271,388
Chipotle Mexican Grill, Inc. (a)	1,300	538,395
Dunkin' Brands Group, Inc.	600	19,422
Las Vegas Sands Corp.	28,500	1,581,465
McDonald's Corp.	14,200	1,383,790
		4,794,460
Household Durables - 1.7%
D.R. Horton, Inc.	57,200	935,220
PulteGroup, Inc. (a)	29,200	287,328
Ryland Group, Inc.	57,281	1,289,395
Toll Brothers, Inc. (a)	20,200	513,080
		3,025,023
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	8,400	1,947,960
Leisure Equipment & Products - 0.1%
Brunswick Corp.	6,300	165,627
Media - 1.2%
Comcast Corp. Class A	31,278	948,662
Discovery Communications, Inc. (a)	19,882	1,081,978
		2,030,640
Multiline Retail - 1.0%
Dollar General Corp. (a)	22,500	1,067,850
Dollar Tree, Inc. (a)	7,100	721,786
		1,789,636
Specialty Retail - 5.7%
American Eagle Outfitters, Inc.	49,400	889,694
AutoZone, Inc. (a)	2,000	792,320
Bed Bath & Beyond, Inc. (a)	17,800	1,252,942
Home Depot, Inc.	7,850	406,552
Limited Brands, Inc.	16,200	805,140
Lowe's Companies, Inc.	83,200	2,618,304
Sally Beauty Holdings, Inc. (a)	24,100	641,060
Teavana Holdings, Inc. (a)	12,400	259,036
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	40,200	$ 1,676,742
Tractor Supply Co.	4,600	452,686
		9,794,476
Textiles, Apparel & Luxury Goods - 2.0%
Brunello Cucinelli SpA	3,600	57,188
Burberry Group PLC	26,800	645,961
PVH Corp.	15,400	1,367,520
Ralph Lauren Corp.	4,000	689,080
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	7,700	754,061
		3,513,810
TOTAL CONSUMER DISCRETIONARY		27,762,804
CONSUMER STAPLES - 9.8%
Beverages - 2.6%
Anheuser-Busch InBev SA NV (d)	10,300	742,433
Diageo PLC sponsored ADR	8,200	829,184
Dr Pepper Snapple Group, Inc.	16,400	665,512
The Coca-Cola Co.	30,863	2,355,464
		4,592,593
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	32,000	1,427,840
Wal-Mart Stores, Inc.	12,868	758,054
Walgreen Co.	20,500	718,730
Whole Foods Market, Inc.	9,700	805,779
		3,710,403
Food Products - 1.1%
Corn Products International, Inc.	8,400	479,304
Green Mountain Coffee Roasters, Inc. (a)(d)	13,700	667,875
Kraft Foods, Inc. Class A	17,600	701,712
		1,848,891
Household Products - 2.3%
Colgate-Palmolive Co.	19,100	1,889,754
Kimberly-Clark Corp.	14,100	1,106,427
Procter & Gamble Co.	14,400	916,416
		3,912,597
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.7%
Altria Group, Inc.	78,307	$ 2,522,268
Japan Tobacco, Inc.	81	448,743
		2,971,011
TOTAL CONSUMER STAPLES		17,035,495
ENERGY - 10.1%
Energy Equipment & Services - 3.5%
Cameron International Corp. (a)	18,000	922,500
Dresser-Rand Group, Inc. (a)	9,200	447,856
Halliburton Co.	37,100	1,269,562
National Oilwell Varco, Inc.	3,200	242,432
Noble Corp.	17,800	677,468
Rowan Companies, Inc. (a)	16,900	583,557
Schlumberger Ltd.	26,675	1,977,685
		6,121,060
Oil, Gas & Consumable Fuels - 6.6%
Apache Corp.	5,700	546,858
Atlas Pipeline Partners, LP	8,665	302,928
Chevron Corp.	12,000	1,278,720
Exxon Mobil Corp.	46,546	4,018,782
Marathon Petroleum Corp.	23,537	979,375
Noble Energy, Inc.	9,748	968,171
Occidental Petroleum Corp.	14,600	1,331,812
Peabody Energy Corp.	19,518	607,205
Royal Dutch Shell PLC Class A sponsored ADR	3,739	267,488
Valero Energy Corp.	14,084	347,875
Williams Companies, Inc.	23,824	810,731
		11,459,945
TOTAL ENERGY		17,581,005
FINANCIALS - 5.3%
Capital Markets - 0.3%
Morgan Stanley	12,573	217,261
TD Ameritrade Holding Corp.	12,800	240,512
		457,773
Commercial Banks - 1.8%
City National Corp.	11,900	633,794
First Republic Bank (a)	15,500	511,965
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	17,300	$ 420,044
U.S. Bancorp	9,200	295,964
Wells Fargo & Co.	36,800	1,230,224
		3,091,991
Consumer Finance - 0.7%
Capital One Financial Corp.	11,000	610,280
SLM Corp.	36,318	538,596
		1,148,876
Diversified Financial Services - 0.8%
Citigroup, Inc.	15,480	511,459
JPMorgan Chase & Co.	20,200	868,196
		1,379,655
Real Estate Investment Trusts - 1.4%
American Tower Corp.	20,532	1,346,489
Digital Realty Trust, Inc.	5,100	382,959
Equity Residential (SBI)	3,300	202,752
Extra Space Storage, Inc.	18,730	568,456
		2,500,656
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	29,682	558,318
TOTAL FINANCIALS		9,137,269
HEALTH CARE - 10.2%
Biotechnology - 3.0%
Achillion Pharmaceuticals, Inc. (a)(d)	56,600	376,390
ADVENTRX Pharmaceuticals, Inc. (a)	116,174	68,310
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	39,587	1,905
Alkermes PLC (a)	6,900	119,370
Amgen, Inc.	7,700	547,547
ARIAD Pharmaceuticals, Inc. (a)	15,000	244,500
Biogen Idec, Inc. (a)	7,300	978,273
BioMarin Pharmaceutical, Inc. (a)	15,100	523,970
Dynavax Technologies Corp. (a)	68,200	341,682
Gilead Sciences, Inc. (a)	30,281	1,574,915
Theravance, Inc. (a)	16,299	352,710
		5,129,572
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.1%
Covidien PLC	20,400	$ 1,126,692
The Cooper Companies, Inc.	8,500	749,445
		1,876,137
Health Care Providers & Services - 3.3%
Aetna, Inc.	7,600	334,704
Catalyst Health Solutions, Inc. (a)	4,000	345,480
Express Scripts Holding Co. (a)	24,824	1,384,931
Health Net, Inc. (a)	12,900	459,369
Laboratory Corp. of America Holdings (a)	5,950	522,946
McKesson Corp.	11,000	1,005,510
UnitedHealth Group, Inc.	15,600	875,940
WellPoint, Inc.	11,300	766,366
		5,695,246
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	1,500	136,036
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	7,600	338,428
Pharmaceuticals - 2.5%
Elan Corp. PLC sponsored ADR (a)	13,400	184,786
Eli Lilly & Co.	24,600	1,018,194
GlaxoSmithKline PLC sponsored ADR	18,200	841,386
Merck & Co., Inc.	21,547	845,504
Sanofi SA sponsored ADR	21,500	820,870
Valeant Pharmaceuticals International, Inc. (Canada) (a)	10,800	600,820
ViroPharma, Inc. (a)	5,600	121,800
		4,433,360
TOTAL HEALTH CARE		17,608,779
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.6%
Raytheon Co.	10,000	541,400
Rockwell Collins, Inc.	9,100	508,599
Textron, Inc.	37,700	1,004,328
United Technologies Corp.	30,000	2,449,200
		4,503,527
Building Products - 0.5%
Owens Corning (a)	24,100	827,835
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.6%
Dycom Industries, Inc. (a)	18,100	$ 423,359
Fluor Corp.	17,600	1,016,400
Jacobs Engineering Group, Inc. (a)	5,881	257,764
Quanta Services, Inc. (a)	48,460	1,071,935
		2,769,458
Electrical Equipment - 0.5%
Regal-Beloit Corp.	12,600	852,264
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	9,600	528,576
Danaher Corp.	27,500	1,491,050
		2,019,626
Machinery - 2.9%
Cummins, Inc.	11,600	1,343,628
Dover Corp.	15,500	971,230
Ingersoll-Rand PLC	29,650	1,260,718
Joy Global, Inc.	10,009	708,337
Snap-On, Inc.	12,078	755,358
		5,039,271
Professional Services - 0.5%
Qualicorp SA	16,000	139,338
Randstad Holding NV	18,900	654,519
		793,857
Road & Rail - 0.4%
Union Pacific Corp.	6,900	775,836
TOTAL INDUSTRIALS		17,581,674
INFORMATION TECHNOLOGY - 30.8%
Communications Equipment - 3.8%
Cisco Systems, Inc.	17,800	358,670
Motorola Solutions, Inc.	59,204	3,021,180
QUALCOMM, Inc.	49,600	3,166,464
		6,546,314
Computers & Peripherals - 8.5%
Apple, Inc. (a)	23,520	13,741,323
Fusion-io, Inc.	3,400	87,210
Gemalto NV	3,992	297,471
NetApp, Inc. (a)	14,500	563,035
		14,689,039
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	14,100	$ 592,905
Jabil Circuit, Inc.	11,500	269,675
TE Connectivity Ltd.	17,224	627,987
		1,490,567
Internet Software & Services - 3.2%
Facebook, Inc. Class B (e)	6,574	202,286
Google, Inc. Class A (a)	7,092	4,292,291
OpenTable, Inc. (a)(d)	9,640	431,197
Rackspace Hosting, Inc. (a)	10,329	600,012
		5,525,786
IT Services - 4.0%
Accenture PLC Class A	10,515	682,949
Cognizant Technology Solutions Corp. Class A (a)	19,033	1,395,500
IBM Corp.	5,890	1,219,701
MasterCard, Inc. Class A	4,133	1,869,232
VeriFone Systems, Inc. (a)	7,356	350,440
Virtusa Corp. (a)	20,300	306,327
Visa, Inc. Class A	8,700	1,069,926
		6,894,075
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	11,200	436,576
ASML Holding NV (Netherlands)	11,600	590,288
Avago Technologies Ltd.	12,700	437,896
Broadcom Corp. Class A	31,800	1,163,880
Cirrus Logic, Inc. (a)	8,000	219,040
Freescale Semiconductor Holdings I Ltd.	29,200	362,372
NXP Semiconductors NV (a)	50,290	1,299,997
		4,510,049
Software - 7.9%
Adobe Systems, Inc. (a)	6,900	231,564
Aspen Technology, Inc. (a)	8,700	172,086
Citrix Systems, Inc. (a)	14,300	1,224,223
Informatica Corp. (a)	8,000	368,160
Microsoft Corp.	211,579	6,774,760
Oracle Corp.	57,986	1,704,209
Red Hat, Inc. (a)	11,900	709,359
salesforce.com, Inc. (a)	12,450	1,938,839
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Splunk, Inc.	300	$ 10,185
VMware, Inc. Class A (a)	4,400	491,568
		13,624,953
TOTAL INFORMATION TECHNOLOGY		53,280,783
MATERIALS - 4.0%
Chemicals - 3.3%
Ashland, Inc.	15,200	1,001,224
Dow Chemical Co.	20,200	684,376
E.I. du Pont de Nemours & Co.	9,300	497,178
LyondellBasell Industries NV Class A	24,897	1,040,197
Monsanto Co.	13,000	990,340
Sigma Aldrich Corp.	5,000	354,500
The Mosaic Co.	21,500	1,135,630
		5,703,445
Construction Materials - 0.3%
Martin Marietta Materials, Inc. (d)	6,600	547,008
Metals & Mining - 0.4%
Commercial Metals Co.	43,700	645,886
TOTAL MATERIALS		6,896,339
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	18,400	988,816
TOTAL COMMON STOCKS (Cost $148,044,443)		167,872,964
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	5,336,807	$ 5,336,807
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,998,800	2,998,800
TOTAL MONEY MARKET FUNDS (Cost $8,335,607)		8,335,607
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $156,380,050)		176,208,571
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(3,175,033)
NET ASSETS - 100%		$ 173,033,538
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $202,286 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 164,398
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,160
Fidelity Securities Lending Cash Central Fund	18,307
Total	$ 19,467
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,762,804	$ 27,762,804	$ -	$ -
Consumer Staples	17,035,495	16,586,752	448,743	-
Energy	17,581,005	17,581,005	-	-
Financials	9,137,269	9,137,269	-	-
Health Care	17,608,779	17,606,874	1,905	-
Industrials	17,581,674	17,581,674	-	-
Information Technology	53,280,783	53,078,497	-	202,286
Materials	6,896,339	6,896,339	-	-
Telecommunication Services	988,816	988,816	-	-
Money Market Funds	8,335,607	8,335,607	-	-
Total Investments in Securities:	$ 176,208,571	$ 175,555,637	$ 450,648	$ 202,286
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 164,350
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	37,936
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 202,286
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 37,936

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $156,534,395. Net unrealized appreciation aggregated $19,674,176, of which $22,617,485 related to appreciated investment securities and $2,943,309 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Stock Selector Large Cap Value Fund

Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Stock Selector Large Cap Value Fund

1.847928.105

ALCV-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.6%
Autoliv, Inc.	48,600	$ 3,049,164
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit	114,500	3,720,105
Penn National Gaming, Inc. (a)	64,649	2,907,912
		6,628,017
Household Durables - 0.6%
Jarden Corp.	72,795	3,052,294
Media - 3.3%
Comcast Corp. Class A	208,775	6,332,146
Omnicom Group, Inc.	52,800	2,709,168
The Walt Disney Co.	174,000	7,501,140
		16,542,454
Multiline Retail - 1.9%
Macy's, Inc.	84,000	3,445,680
Target Corp.	103,334	5,987,172
		9,432,852
Specialty Retail - 1.5%
Best Buy Co., Inc.	86,600	1,911,262
Lowe's Companies, Inc.	185,863	5,849,109
		7,760,371
TOTAL CONSUMER DISCRETIONARY		46,465,152
CONSUMER STAPLES - 7.7%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	79,570	2,396,648
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	57,790	2,578,590
Kroger Co.	113,930	2,651,151
Walgreen Co.	73,540	2,578,312
		7,808,053
Food Products - 3.3%
Archer Daniels Midland Co.	73,630	2,270,013
ConAgra Foods, Inc.	122,810	3,170,954
Kraft Foods, Inc. Class A	147,390	5,876,439
Sara Lee Corp.	83,740	1,845,630
The J.M. Smucker Co.	43,720	3,481,424
		16,644,460
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.9%
Procter & Gamble Co.	152,680	$ 9,716,555
Tobacco - 0.4%
Lorillard, Inc.	15,900	2,151,111
TOTAL CONSUMER STAPLES		38,716,827
ENERGY - 11.6%
Energy Equipment & Services - 1.4%
Halliburton Co.	69,546	2,379,864
National Oilwell Varco, Inc.	35,800	2,712,208
Schlumberger Ltd.	23,800	1,764,532
		6,856,604
Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	50,520	3,698,569
Apache Corp.	24,292	2,330,574
BP PLC sponsored ADR	70,300	3,051,723
Chevron Corp.	78,700	8,386,272
HollyFrontier Corp.	43,400	1,337,588
Marathon Petroleum Corp.	77,900	3,241,419
Noble Energy, Inc.	38,980	3,871,494
Occidental Petroleum Corp.	83,578	7,623,985
Royal Dutch Shell PLC Class A sponsored ADR	100,076	7,159,437
Suncor Energy, Inc.	161,800	5,345,010
Williams Companies, Inc.	165,498	5,631,897
		51,677,968
TOTAL ENERGY		58,534,572
FINANCIALS - 25.3%
Capital Markets - 4.0%
Bank of New York Mellon Corp.	230,200	5,444,230
Invesco Ltd.	183,500	4,558,140
Morgan Stanley	170,000	2,937,600
State Street Corp.	134,000	6,193,480
SWS Group, Inc.	217,000	1,223,880
		20,357,330
Commercial Banks - 8.5%
CIT Group, Inc. (a)	106,100	4,015,885
Itau Unibanco Banco Multiplo SA sponsored ADR	218,900	3,434,541
PNC Financial Services Group, Inc.	102,000	6,764,640
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Popular, Inc. (a)	2,137,600	$ 3,804,928
U.S. Bancorp	285,200	9,174,884
Wells Fargo & Co.	470,700	15,735,501
		42,930,379
Consumer Finance - 0.9%
SLM Corp.	292,800	4,342,224
Insurance - 7.5%
ACE Ltd.	71,300	5,416,661
AFLAC, Inc.	93,750	4,222,500
Berkshire Hathaway, Inc. Class B (a)	169,557	13,640,861
MetLife, Inc.	134,800	4,856,844
StanCorp Financial Group, Inc.	60,900	2,337,342
Torchmark Corp.	66,550	3,241,651
XL Group PLC Class A	192,600	4,142,826
		37,858,685
Real Estate Investment Trusts - 1.5%
American Tower Corp.	48,500	3,180,630
Public Storage	31,100	4,455,386
		7,636,016
Real Estate Management & Development - 2.2%
Kennedy-Wilson Holdings, Inc.	792,800	11,146,768

Thrifts & Mortgage Finance - 0.7%
People's United Financial, Inc.	299,800	3,699,532
TOTAL FINANCIALS		127,970,934
HEALTH CARE - 12.4%
Biotechnology - 1.0%
Amgen, Inc.	71,700	5,098,587
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	3,600	199,476
Covidien PLC	24,100	1,331,043
Zimmer Holdings, Inc.	39,600	2,492,028
		4,022,547
Health Care Providers & Services - 1.9%
Aetna, Inc.	18,700	823,548
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	96,800	$ 5,435,320
WellPoint, Inc.	46,201	3,133,352
		9,392,220
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	56,442	3,140,997
Pharmaceuticals - 8.1%
Bristol-Myers Squibb Co.	41,900	1,398,203
GlaxoSmithKline PLC sponsored ADR	24,100	1,114,143
Johnson & Johnson	161,900	10,538,071
Merck & Co., Inc.	278,900	10,944,036
Pfizer, Inc.	646,300	14,819,659
Sanofi SA sponsored ADR	38,300	1,462,294
Teva Pharmaceutical Industries Ltd. sponsored ADR	14,700	672,378
		40,948,784
TOTAL HEALTH CARE		62,603,135
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.5%
Meggitt PLC	215,784	1,430,726
Raytheon Co.	86,300	4,672,282
United Technologies Corp.	16,200	1,322,568
		7,425,576
Commercial Services & Supplies - 2.2%
Corrections Corp. of America (a)	148,600	4,293,054
Republic Services, Inc.	132,500	3,626,525
The Geo Group, Inc. (a)	167,000	3,458,570
		11,378,149
Construction & Engineering - 0.7%
Foster Wheeler AG (a)	151,000	3,473,000
Industrial Conglomerates - 2.5%
General Electric Co.	654,700	12,819,026
Machinery - 0.4%
Stanley Black & Decker, Inc.	25,517	1,866,824
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.6%
Quality Distribution, Inc. (a)	233,849	$ 2,612,093
Union Pacific Corp.	50,200	5,644,488
		8,256,581
TOTAL INDUSTRIALS		45,219,156
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 2.5%
Cisco Systems, Inc.	613,900	12,370,085
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	305,727	7,569,801
SanDisk Corp. (a)	44,100	1,632,141
		9,201,942
Electronic Equipment & Components - 1.7%
Corning, Inc.	348,298	4,998,076
Jabil Circuit, Inc.	149,548	3,506,901
		8,504,977
Semiconductors & Semiconductor Equipment - 2.3%
Freescale Semiconductor Holdings I Ltd.	201,059	2,495,142
Intersil Corp. Class A	335,038	3,440,840
Marvell Technology Group Ltd. (a)	260,564	3,911,066
Micron Technology, Inc. (a)	302,800	1,995,452
		11,842,500
Software - 0.1%
CA, Inc.	27,360	722,851
TOTAL INFORMATION TECHNOLOGY		42,642,355
MATERIALS - 2.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	22,250	1,902,153
Ashland, Inc.	55,700	3,668,959
Eastman Chemical Co.	28,700	1,548,939
LyondellBasell Industries NV Class A	63,320	2,645,510
		9,765,561
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	25,770	1,606,244
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	63,239	$ 2,430,591
TOTAL MATERIALS		13,802,396
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	418,700	13,779,417
CenturyLink, Inc.	76,214	2,938,812
		16,718,229
Wireless Telecommunication Services - 1.0%
NII Holdings, Inc. (a)	237,000	3,316,815
Sprint Nextel Corp. (a)	738,800	1,832,224
		5,149,039
TOTAL TELECOMMUNICATION SERVICES		21,867,268
UTILITIES - 7.8%
Electric Utilities - 3.7%
Cleco Corp.	82,000	3,345,600
FirstEnergy Corp.	95,300	4,461,946
NextEra Energy, Inc.	80,910	5,206,559
Northeast Utilities	109,700	4,033,669
Pepco Holdings, Inc.	78,500	1,485,220
		18,532,994
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	66,530	1,247,438
The AES Corp. (a)	163,190	2,043,139
		3,290,577
Multi-Utilities - 3.5%
CMS Energy Corp.	163,200	3,751,968
OGE Energy Corp.	72,640	3,919,654
PG&E Corp.	89,100	3,936,438
Sempra Energy	90,750	5,875,155
		17,483,215
TOTAL UTILITIES		39,306,786
TOTAL COMMON STOCKS (Cost $493,700,586)		497,128,581
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.09% 5/24/12 (c) (Cost $449,975)	$ 450,000	$ 449,981
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $8,365,569)	8,365,569	8,365,569
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $502,516,130)		505,944,131
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(414,032)
NET ASSETS - 100%		$ 505,530,099
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
60 CME E-mini S&P 500 Index Contracts	June 2012	$ 4,180,800	$ 15,297

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $409,983.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,075
Fidelity Securities Lending Cash Central Fund	10,117
Total	$ 12,192
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 46,465,152	$ 46,465,152	$ -	$ -
Consumer Staples	38,716,827	38,716,827	-	-
Energy	58,534,572	58,534,572	-	-
Financials	127,970,934	127,970,934	-	-
Health Care	62,603,135	62,603,135	-	-
Industrials	45,219,156	45,219,156	-	-
Information Technology	42,642,355	42,642,355	-	-
Materials	13,802,396	13,802,396	-	-
Telecommunication Services	21,867,268	21,867,268	-	-
Utilities	39,306,786	39,306,786	-	-
U.S. Government and Government Agency Obligations	449,981	-	449,981	-
Money Market Funds	8,365,569	8,365,569	-	-
Total Investments in Securities:	$ 505,944,131	$ 505,494,150	$ 449,981	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 15,297	$ 15,297	$ -	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $508,878,751. Net unrealized depreciation aggregated $2,934,620, of which $43,423,760 related to appreciated investment securities and $46,358,380 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector Large Cap Value Fund

April 30, 2012

1.800356.108

LCV-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.6%
Autoliv, Inc.	48,600	$ 3,049,164
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit	114,500	3,720,105
Penn National Gaming, Inc. (a)	64,649	2,907,912
		6,628,017
Household Durables - 0.6%
Jarden Corp.	72,795	3,052,294
Media - 3.3%
Comcast Corp. Class A	208,775	6,332,146
Omnicom Group, Inc.	52,800	2,709,168
The Walt Disney Co.	174,000	7,501,140
		16,542,454
Multiline Retail - 1.9%
Macy's, Inc.	84,000	3,445,680
Target Corp.	103,334	5,987,172
		9,432,852
Specialty Retail - 1.5%
Best Buy Co., Inc.	86,600	1,911,262
Lowe's Companies, Inc.	185,863	5,849,109
		7,760,371
TOTAL CONSUMER DISCRETIONARY		46,465,152
CONSUMER STAPLES - 7.7%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	79,570	2,396,648
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	57,790	2,578,590
Kroger Co.	113,930	2,651,151
Walgreen Co.	73,540	2,578,312
		7,808,053
Food Products - 3.3%
Archer Daniels Midland Co.	73,630	2,270,013
ConAgra Foods, Inc.	122,810	3,170,954
Kraft Foods, Inc. Class A	147,390	5,876,439
Sara Lee Corp.	83,740	1,845,630
The J.M. Smucker Co.	43,720	3,481,424
		16,644,460
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.9%
Procter & Gamble Co.	152,680	$ 9,716,555
Tobacco - 0.4%
Lorillard, Inc.	15,900	2,151,111
TOTAL CONSUMER STAPLES		38,716,827
ENERGY - 11.6%
Energy Equipment & Services - 1.4%
Halliburton Co.	69,546	2,379,864
National Oilwell Varco, Inc.	35,800	2,712,208
Schlumberger Ltd.	23,800	1,764,532
		6,856,604
Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	50,520	3,698,569
Apache Corp.	24,292	2,330,574
BP PLC sponsored ADR	70,300	3,051,723
Chevron Corp.	78,700	8,386,272
HollyFrontier Corp.	43,400	1,337,588
Marathon Petroleum Corp.	77,900	3,241,419
Noble Energy, Inc.	38,980	3,871,494
Occidental Petroleum Corp.	83,578	7,623,985
Royal Dutch Shell PLC Class A sponsored ADR	100,076	7,159,437
Suncor Energy, Inc.	161,800	5,345,010
Williams Companies, Inc.	165,498	5,631,897
		51,677,968
TOTAL ENERGY		58,534,572
FINANCIALS - 25.3%
Capital Markets - 4.0%
Bank of New York Mellon Corp.	230,200	5,444,230
Invesco Ltd.	183,500	4,558,140
Morgan Stanley	170,000	2,937,600
State Street Corp.	134,000	6,193,480
SWS Group, Inc.	217,000	1,223,880
		20,357,330
Commercial Banks - 8.5%
CIT Group, Inc. (a)	106,100	4,015,885
Itau Unibanco Banco Multiplo SA sponsored ADR	218,900	3,434,541
PNC Financial Services Group, Inc.	102,000	6,764,640
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Popular, Inc. (a)	2,137,600	$ 3,804,928
U.S. Bancorp	285,200	9,174,884
Wells Fargo & Co.	470,700	15,735,501
		42,930,379
Consumer Finance - 0.9%
SLM Corp.	292,800	4,342,224
Insurance - 7.5%
ACE Ltd.	71,300	5,416,661
AFLAC, Inc.	93,750	4,222,500
Berkshire Hathaway, Inc. Class B (a)	169,557	13,640,861
MetLife, Inc.	134,800	4,856,844
StanCorp Financial Group, Inc.	60,900	2,337,342
Torchmark Corp.	66,550	3,241,651
XL Group PLC Class A	192,600	4,142,826
		37,858,685
Real Estate Investment Trusts - 1.5%
American Tower Corp.	48,500	3,180,630
Public Storage	31,100	4,455,386
		7,636,016
Real Estate Management & Development - 2.2%
Kennedy-Wilson Holdings, Inc.	792,800	11,146,768

Thrifts & Mortgage Finance - 0.7%
People's United Financial, Inc.	299,800	3,699,532
TOTAL FINANCIALS		127,970,934
HEALTH CARE - 12.4%
Biotechnology - 1.0%
Amgen, Inc.	71,700	5,098,587
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	3,600	199,476
Covidien PLC	24,100	1,331,043
Zimmer Holdings, Inc.	39,600	2,492,028
		4,022,547
Health Care Providers & Services - 1.9%
Aetna, Inc.	18,700	823,548
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	96,800	$ 5,435,320
WellPoint, Inc.	46,201	3,133,352
		9,392,220
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	56,442	3,140,997
Pharmaceuticals - 8.1%
Bristol-Myers Squibb Co.	41,900	1,398,203
GlaxoSmithKline PLC sponsored ADR	24,100	1,114,143
Johnson & Johnson	161,900	10,538,071
Merck & Co., Inc.	278,900	10,944,036
Pfizer, Inc.	646,300	14,819,659
Sanofi SA sponsored ADR	38,300	1,462,294
Teva Pharmaceutical Industries Ltd. sponsored ADR	14,700	672,378
		40,948,784
TOTAL HEALTH CARE		62,603,135
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.5%
Meggitt PLC	215,784	1,430,726
Raytheon Co.	86,300	4,672,282
United Technologies Corp.	16,200	1,322,568
		7,425,576
Commercial Services & Supplies - 2.2%
Corrections Corp. of America (a)	148,600	4,293,054
Republic Services, Inc.	132,500	3,626,525
The Geo Group, Inc. (a)	167,000	3,458,570
		11,378,149
Construction & Engineering - 0.7%
Foster Wheeler AG (a)	151,000	3,473,000
Industrial Conglomerates - 2.5%
General Electric Co.	654,700	12,819,026
Machinery - 0.4%
Stanley Black & Decker, Inc.	25,517	1,866,824
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.6%
Quality Distribution, Inc. (a)	233,849	$ 2,612,093
Union Pacific Corp.	50,200	5,644,488
		8,256,581
TOTAL INDUSTRIALS		45,219,156
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 2.5%
Cisco Systems, Inc.	613,900	12,370,085
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	305,727	7,569,801
SanDisk Corp. (a)	44,100	1,632,141
		9,201,942
Electronic Equipment & Components - 1.7%
Corning, Inc.	348,298	4,998,076
Jabil Circuit, Inc.	149,548	3,506,901
		8,504,977
Semiconductors & Semiconductor Equipment - 2.3%
Freescale Semiconductor Holdings I Ltd.	201,059	2,495,142
Intersil Corp. Class A	335,038	3,440,840
Marvell Technology Group Ltd. (a)	260,564	3,911,066
Micron Technology, Inc. (a)	302,800	1,995,452
		11,842,500
Software - 0.1%
CA, Inc.	27,360	722,851
TOTAL INFORMATION TECHNOLOGY		42,642,355
MATERIALS - 2.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	22,250	1,902,153
Ashland, Inc.	55,700	3,668,959
Eastman Chemical Co.	28,700	1,548,939
LyondellBasell Industries NV Class A	63,320	2,645,510
		9,765,561
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	25,770	1,606,244
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	63,239	$ 2,430,591
TOTAL MATERIALS		13,802,396
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	418,700	13,779,417
CenturyLink, Inc.	76,214	2,938,812
		16,718,229
Wireless Telecommunication Services - 1.0%
NII Holdings, Inc. (a)	237,000	3,316,815
Sprint Nextel Corp. (a)	738,800	1,832,224
		5,149,039
TOTAL TELECOMMUNICATION SERVICES		21,867,268
UTILITIES - 7.8%
Electric Utilities - 3.7%
Cleco Corp.	82,000	3,345,600
FirstEnergy Corp.	95,300	4,461,946
NextEra Energy, Inc.	80,910	5,206,559
Northeast Utilities	109,700	4,033,669
Pepco Holdings, Inc.	78,500	1,485,220
		18,532,994
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	66,530	1,247,438
The AES Corp. (a)	163,190	2,043,139
		3,290,577
Multi-Utilities - 3.5%
CMS Energy Corp.	163,200	3,751,968
OGE Energy Corp.	72,640	3,919,654
PG&E Corp.	89,100	3,936,438
Sempra Energy	90,750	5,875,155
		17,483,215
TOTAL UTILITIES		39,306,786
TOTAL COMMON STOCKS (Cost $493,700,586)		497,128,581
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.09% 5/24/12 (c) (Cost $449,975)	$ 450,000	$ 449,981
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $8,365,569)	8,365,569	8,365,569
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $502,516,130)		505,944,131
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(414,032)
NET ASSETS - 100%		$ 505,530,099
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
60 CME E-mini S&P 500 Index Contracts	June 2012	$ 4,180,800	$ 15,297

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $409,983.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,075
Fidelity Securities Lending Cash Central Fund	10,117
Total	$ 12,192
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 46,465,152	$ 46,465,152	$ -	$ -
Consumer Staples	38,716,827	38,716,827	-	-
Energy	58,534,572	58,534,572	-	-
Financials	127,970,934	127,970,934	-	-
Health Care	62,603,135	62,603,135	-	-
Industrials	45,219,156	45,219,156	-	-
Information Technology	42,642,355	42,642,355	-	-
Materials	13,802,396	13,802,396	-	-
Telecommunication Services	21,867,268	21,867,268	-	-
Utilities	39,306,786	39,306,786	-	-
U.S. Government and Government Agency Obligations	449,981	-	449,981	-
Money Market Funds	8,365,569	8,365,569	-	-
Total Investments in Securities:	$ 505,944,131	$ 505,494,150	$ 449,981	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 15,297	$ 15,297	$ -	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $508,878,751. Net unrealized depreciation aggregated $2,934,620, of which $43,423,760 related to appreciated investment securities and $46,358,380 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Growth Fund

April 30, 2012

1.800358.108

MCG-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 20.3%
Automobiles - 0.5%
Tesla Motors, Inc. (a)	41,900	$ 1,388,147
Hotels, Restaurants & Leisure - 1.6%
BJ's Restaurants, Inc. (a)	26,900	1,161,811
Buffalo Wild Wings, Inc. (a)	20,200	1,693,770
Texas Roadhouse, Inc. Class A	96,100	1,657,725
		4,513,306
Media - 1.3%
Discovery Communications, Inc. (a)	63,700	3,466,554
Multiline Retail - 2.3%
Dollar General Corp. (a)	62,000	2,942,520
Dollar Tree, Inc. (a)	34,600	3,517,436
		6,459,956
Specialty Retail - 6.2%
Abercrombie & Fitch Co. Class A	28,000	1,404,760
Body Central Corp. (a)	110,500	3,355,885
Cabela's, Inc. Class A (a)	37,000	1,398,970
Limited Brands, Inc.	79,000	3,926,300
Sally Beauty Holdings, Inc. (a)	60,000	1,596,000
Tractor Supply Co.	35,800	3,523,078
Ulta Salon, Cosmetics & Fragrance, Inc.	22,500	1,984,050
		17,189,043
Textiles, Apparel & Luxury Goods - 8.4%
Liz Claiborne, Inc. (a)	362,300	4,854,820
Michael Kors Holdings Ltd.	77,200	3,525,724
PVH Corp.	43,900	3,898,320
Ralph Lauren Corp.	26,500	4,565,155
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	37,700	3,691,961
Warnaco Group, Inc. (a)	52,500	2,780,400
		23,316,380
TOTAL CONSUMER DISCRETIONARY		56,333,386
CONSUMER STAPLES - 4.2%
Beverages - 2.1%
Dr Pepper Snapple Group, Inc.	74,000	3,002,920
Monster Beverage Corp. (a)	45,000	2,923,200
		5,926,120
Food & Staples Retailing - 1.0%
Whole Foods Market, Inc.	34,900	2,899,143
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc. (a)(d)	28,300	$ 1,379,625
Tobacco - 0.6%
Lorillard, Inc.	11,600	1,569,364
TOTAL CONSUMER STAPLES		11,774,252
ENERGY - 13.9%
Energy Equipment & Services - 4.1%
Cameron International Corp. (a)	51,500	2,639,375
Heckmann Corp. (a)(d)	1,591,100	6,046,180
Rowan Companies, Inc. (a)	82,100	2,834,913
		11,520,468
Oil, Gas & Consumable Fuels - 9.8%
Amyris, Inc. (a)(d)	99,400	311,122
Cabot Oil & Gas Corp.	90,500	3,180,170
Cobalt International Energy, Inc. (a)	67,258	1,799,824
EV Energy Partners LP	45,100	2,862,497
EXCO Resources, Inc. (d)	225,200	1,652,968
Oasis Petroleum, Inc. (a)	98,800	3,267,316
Pioneer Natural Resources Co.	27,000	3,127,140
Plains Exploration & Production Co. (a)	68,800	2,810,480
QEP Resources, Inc.	100,700	3,102,567
Range Resources Corp.	39,900	2,659,734
SM Energy Co.	18,000	1,189,980
Solazyme, Inc. (d)	111,000	1,221,000
		27,184,798
TOTAL ENERGY		38,705,266
FINANCIALS - 2.2%
Capital Markets - 1.0%
KKR & Co. LP	200,000	2,824,000
Real Estate Management & Development - 1.2%
Altisource Portfolio Solutions SA (a)	54,000	3,230,820
TOTAL FINANCIALS		6,054,820
HEALTH CARE - 14.5%
Biotechnology - 6.9%
Alexion Pharmaceuticals, Inc. (a)	38,500	3,477,320
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Idenix Pharmaceuticals, Inc. (a)(d)	574,100	$ 5,034,857
InterMune, Inc. (a)(d)	163,500	1,706,940
Theravance, Inc. (a)(d)	85,900	1,858,876
Threshold Pharmaceuticals, Inc. (a)	205,000	1,492,400
United Therapeutics Corp. (a)	61,200	2,677,500
Vertex Pharmaceuticals, Inc. (a)	77,700	2,989,896
		19,237,789
Health Care Equipment & Supplies - 6.2%
ArthroCare Corp. (a)	224,779	5,610,484
Cyberonics, Inc. (a)	154,987	5,936,002
Insulet Corp. (a)	76,800	1,371,648
NuVasive, Inc. (a)	244,631	4,053,536
Zeltiq Aesthetics, Inc. (d)	43,000	267,460
		17,239,130
Health Care Technology - 0.9%
Merge Healthcare, Inc. (a)	586,732	2,522,948
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	28,000	1,246,840
TOTAL HEALTH CARE		40,246,707
INDUSTRIALS - 12.9%
Aerospace & Defense - 1.1%
BE Aerospace, Inc. (a)	63,500	2,986,405
Building Products - 2.7%
Lennox International, Inc.	82,500	3,580,500
Owens Corning (a)	116,300	3,994,905
		7,575,405
Construction & Engineering - 1.5%
Fluor Corp.	71,400	4,123,350
Electrical Equipment - 2.4%
Cooper Industries PLC Class A	59,400	3,716,658
Roper Industries, Inc.	30,100	3,067,190
		6,783,848
Machinery - 4.3%
IDEX Corp.	46,600	2,018,246
Ingersoll-Rand PLC	122,900	5,225,708
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Stanley Black & Decker, Inc.	37,000	$ 2,706,920
WABCO Holdings, Inc. (a)	32,200	2,029,566
		11,980,440
Marine - 0.9%
DryShips, Inc. (a)(d)	806,700	2,549,172
TOTAL INDUSTRIALS		35,998,620
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 1.1%
Polycom, Inc. (a)	159,300	2,113,911
Riverbed Technology, Inc. (a)	46,000	907,580
		3,021,491
Computers & Peripherals - 0.8%
SanDisk Corp. (a)	62,000	2,294,620
Electronic Equipment & Components - 1.0%
Aeroflex Holding Corp. (a)	123,400	1,382,080
Maxwell Technologies, Inc. (a)(d)	158,400	1,506,384
		2,888,464
Internet Software & Services - 2.5%
Blinkx PLC (a)	601,900	525,107
Rackspace Hosting, Inc. (a)	28,361	1,647,490
Velti PLC (a)	104,400	1,247,580
VeriSign, Inc.	87,800	3,609,458
		7,029,635
IT Services - 1.6%
Cognizant Technology Solutions Corp. Class A (a)	61,100	4,479,852
Semiconductors & Semiconductor Equipment - 5.1%
ASML Holding NV	33,400	1,703,066
Ceva, Inc. (a)	77,190	1,705,127
Freescale Semiconductor Holdings I Ltd.	103,520	1,284,683
KLA-Tencor Corp.	59,200	3,087,280
NVIDIA Corp. (a)	212,500	2,762,500
NXP Semiconductors NV (a)	87,600	2,264,460
ON Semiconductor Corp. (a)	150,000	1,239,000
		14,046,116
Software - 9.0%
ANSYS, Inc. (a)	44,000	2,951,080
Ariba, Inc. (a)	50,900	1,944,380
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	89,000	$ 3,503,930
Check Point Software Technologies Ltd. (a)	51,500	2,993,695
Citrix Systems, Inc. (a)	74,200	6,352,261
Informatica Corp. (a)	61,300	2,821,026
Intuit, Inc.	50,800	2,944,876
Nuance Communications, Inc. (a)	54,300	1,327,092
		24,838,340
TOTAL INFORMATION TECHNOLOGY		58,598,518
MATERIALS - 6.0%
Chemicals - 4.4%
CF Industries Holdings, Inc.	15,500	2,992,430
Monsanto Co.	74,200	5,652,556
Potash Corp. of Saskatchewan, Inc.	33,800	1,437,206
Rentech Nitrogen Partners LP	74,200	2,186,674
		12,268,866
Metals & Mining - 1.6%
First Quantum Minerals Ltd.	97,300	2,021,358
Ivanhoe Mines Ltd. (a)	80,000	933,840
Walter Energy, Inc.	21,800	1,445,558
		4,400,756
TOTAL MATERIALS		16,669,622
TOTAL COMMON STOCKS (Cost $254,941,690)		264,381,191
Money Market Funds - 11.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	13,077,244	$ 13,077,244
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	19,909,210	19,909,210
TOTAL MONEY MARKET FUNDS (Cost $32,986,454)		32,986,454
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $287,928,144)		297,367,645
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(19,574,433)
NET ASSETS - 100%		$ 277,793,212
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,857
Fidelity Securities Lending Cash Central Fund	65,316
Total	$ 68,173
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $288,373,656. Net unrealized appreciation aggregated $8,993,989, of which $35,636,634 related to appreciated investment securities and $26,642,645 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Mid Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

1.847929.105

AMCG-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 20.3%
Automobiles - 0.5%
Tesla Motors, Inc. (a)	41,900	$ 1,388,147
Hotels, Restaurants & Leisure - 1.6%
BJ's Restaurants, Inc. (a)	26,900	1,161,811
Buffalo Wild Wings, Inc. (a)	20,200	1,693,770
Texas Roadhouse, Inc. Class A	96,100	1,657,725
		4,513,306
Media - 1.3%
Discovery Communications, Inc. (a)	63,700	3,466,554
Multiline Retail - 2.3%
Dollar General Corp. (a)	62,000	2,942,520
Dollar Tree, Inc. (a)	34,600	3,517,436
		6,459,956
Specialty Retail - 6.2%
Abercrombie & Fitch Co. Class A	28,000	1,404,760
Body Central Corp. (a)	110,500	3,355,885
Cabela's, Inc. Class A (a)	37,000	1,398,970
Limited Brands, Inc.	79,000	3,926,300
Sally Beauty Holdings, Inc. (a)	60,000	1,596,000
Tractor Supply Co.	35,800	3,523,078
Ulta Salon, Cosmetics & Fragrance, Inc.	22,500	1,984,050
		17,189,043
Textiles, Apparel & Luxury Goods - 8.4%
Liz Claiborne, Inc. (a)	362,300	4,854,820
Michael Kors Holdings Ltd.	77,200	3,525,724
PVH Corp.	43,900	3,898,320
Ralph Lauren Corp.	26,500	4,565,155
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	37,700	3,691,961
Warnaco Group, Inc. (a)	52,500	2,780,400
		23,316,380
TOTAL CONSUMER DISCRETIONARY		56,333,386
CONSUMER STAPLES - 4.2%
Beverages - 2.1%
Dr Pepper Snapple Group, Inc.	74,000	3,002,920
Monster Beverage Corp. (a)	45,000	2,923,200
		5,926,120
Food & Staples Retailing - 1.0%
Whole Foods Market, Inc.	34,900	2,899,143
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc. (a)(d)	28,300	$ 1,379,625
Tobacco - 0.6%
Lorillard, Inc.	11,600	1,569,364
TOTAL CONSUMER STAPLES		11,774,252
ENERGY - 13.9%
Energy Equipment & Services - 4.1%
Cameron International Corp. (a)	51,500	2,639,375
Heckmann Corp. (a)(d)	1,591,100	6,046,180
Rowan Companies, Inc. (a)	82,100	2,834,913
		11,520,468
Oil, Gas & Consumable Fuels - 9.8%
Amyris, Inc. (a)(d)	99,400	311,122
Cabot Oil & Gas Corp.	90,500	3,180,170
Cobalt International Energy, Inc. (a)	67,258	1,799,824
EV Energy Partners LP	45,100	2,862,497
EXCO Resources, Inc. (d)	225,200	1,652,968
Oasis Petroleum, Inc. (a)	98,800	3,267,316
Pioneer Natural Resources Co.	27,000	3,127,140
Plains Exploration & Production Co. (a)	68,800	2,810,480
QEP Resources, Inc.	100,700	3,102,567
Range Resources Corp.	39,900	2,659,734
SM Energy Co.	18,000	1,189,980
Solazyme, Inc. (d)	111,000	1,221,000
		27,184,798
TOTAL ENERGY		38,705,266
FINANCIALS - 2.2%
Capital Markets - 1.0%
KKR & Co. LP	200,000	2,824,000
Real Estate Management & Development - 1.2%
Altisource Portfolio Solutions SA (a)	54,000	3,230,820
TOTAL FINANCIALS		6,054,820
HEALTH CARE - 14.5%
Biotechnology - 6.9%
Alexion Pharmaceuticals, Inc. (a)	38,500	3,477,320
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Idenix Pharmaceuticals, Inc. (a)(d)	574,100	$ 5,034,857
InterMune, Inc. (a)(d)	163,500	1,706,940
Theravance, Inc. (a)(d)	85,900	1,858,876
Threshold Pharmaceuticals, Inc. (a)	205,000	1,492,400
United Therapeutics Corp. (a)	61,200	2,677,500
Vertex Pharmaceuticals, Inc. (a)	77,700	2,989,896
		19,237,789
Health Care Equipment & Supplies - 6.2%
ArthroCare Corp. (a)	224,779	5,610,484
Cyberonics, Inc. (a)	154,987	5,936,002
Insulet Corp. (a)	76,800	1,371,648
NuVasive, Inc. (a)	244,631	4,053,536
Zeltiq Aesthetics, Inc. (d)	43,000	267,460
		17,239,130
Health Care Technology - 0.9%
Merge Healthcare, Inc. (a)	586,732	2,522,948
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	28,000	1,246,840
TOTAL HEALTH CARE		40,246,707
INDUSTRIALS - 12.9%
Aerospace & Defense - 1.1%
BE Aerospace, Inc. (a)	63,500	2,986,405
Building Products - 2.7%
Lennox International, Inc.	82,500	3,580,500
Owens Corning (a)	116,300	3,994,905
		7,575,405
Construction & Engineering - 1.5%
Fluor Corp.	71,400	4,123,350
Electrical Equipment - 2.4%
Cooper Industries PLC Class A	59,400	3,716,658
Roper Industries, Inc.	30,100	3,067,190
		6,783,848
Machinery - 4.3%
IDEX Corp.	46,600	2,018,246
Ingersoll-Rand PLC	122,900	5,225,708
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Stanley Black & Decker, Inc.	37,000	$ 2,706,920
WABCO Holdings, Inc. (a)	32,200	2,029,566
		11,980,440
Marine - 0.9%
DryShips, Inc. (a)(d)	806,700	2,549,172
TOTAL INDUSTRIALS		35,998,620
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 1.1%
Polycom, Inc. (a)	159,300	2,113,911
Riverbed Technology, Inc. (a)	46,000	907,580
		3,021,491
Computers & Peripherals - 0.8%
SanDisk Corp. (a)	62,000	2,294,620
Electronic Equipment & Components - 1.0%
Aeroflex Holding Corp. (a)	123,400	1,382,080
Maxwell Technologies, Inc. (a)(d)	158,400	1,506,384
		2,888,464
Internet Software & Services - 2.5%
Blinkx PLC (a)	601,900	525,107
Rackspace Hosting, Inc. (a)	28,361	1,647,490
Velti PLC (a)	104,400	1,247,580
VeriSign, Inc.	87,800	3,609,458
		7,029,635
IT Services - 1.6%
Cognizant Technology Solutions Corp. Class A (a)	61,100	4,479,852
Semiconductors & Semiconductor Equipment - 5.1%
ASML Holding NV	33,400	1,703,066
Ceva, Inc. (a)	77,190	1,705,127
Freescale Semiconductor Holdings I Ltd.	103,520	1,284,683
KLA-Tencor Corp.	59,200	3,087,280
NVIDIA Corp. (a)	212,500	2,762,500
NXP Semiconductors NV (a)	87,600	2,264,460
ON Semiconductor Corp. (a)	150,000	1,239,000
		14,046,116
Software - 9.0%
ANSYS, Inc. (a)	44,000	2,951,080
Ariba, Inc. (a)	50,900	1,944,380
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	89,000	$ 3,503,930
Check Point Software Technologies Ltd. (a)	51,500	2,993,695
Citrix Systems, Inc. (a)	74,200	6,352,261
Informatica Corp. (a)	61,300	2,821,026
Intuit, Inc.	50,800	2,944,876
Nuance Communications, Inc. (a)	54,300	1,327,092
		24,838,340
TOTAL INFORMATION TECHNOLOGY		58,598,518
MATERIALS - 6.0%
Chemicals - 4.4%
CF Industries Holdings, Inc.	15,500	2,992,430
Monsanto Co.	74,200	5,652,556
Potash Corp. of Saskatchewan, Inc.	33,800	1,437,206
Rentech Nitrogen Partners LP	74,200	2,186,674
		12,268,866
Metals & Mining - 1.6%
First Quantum Minerals Ltd.	97,300	2,021,358
Ivanhoe Mines Ltd. (a)	80,000	933,840
Walter Energy, Inc.	21,800	1,445,558
		4,400,756
TOTAL MATERIALS		16,669,622
TOTAL COMMON STOCKS (Cost $254,941,690)		264,381,191
Money Market Funds - 11.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	13,077,244	$ 13,077,244
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	19,909,210	19,909,210
TOTAL MONEY MARKET FUNDS (Cost $32,986,454)		32,986,454
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $287,928,144)		297,367,645
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(19,574,433)
NET ASSETS - 100%		$ 277,793,212
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,857
Fidelity Securities Lending Cash Central Fund	65,316
Total	$ 68,173
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $288,373,656. Net unrealized appreciation aggregated $8,993,989, of which $35,636,634 related to appreciated investment securities and $26,642,645 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mid Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Mid Cap Value Fund

1.847930.105

AMCV-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%n
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.8%
Delphi Automotive PLC	164,100	$ 5,036,229
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	109,700	3,452,259
Penn National Gaming, Inc. (a)	92,500	4,160,650
Wyndham Worldwide Corp.	166,900	8,401,746
		16,014,655
Household Durables - 0.7%
Jarden Corp.	105,000	4,402,650
Media - 1.0%
CBS Corp. Class B	182,800	6,096,380
Multiline Retail - 1.8%
Macy's, Inc.	260,300	10,677,506
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	66,800	6,132,240
Best Buy Co., Inc.	218,500	4,822,295
Foot Locker, Inc.	239,600	7,329,364
GameStop Corp. Class A (d)	240,200	5,466,952
		23,750,851
Textiles, Apparel & Luxury Goods - 1.2%
PVH Corp.	81,600	7,246,080
TOTAL CONSUMER DISCRETIONARY		73,224,351
CONSUMER STAPLES - 6.4%
Food & Staples Retailing - 1.2%
Safeway, Inc. (d)	354,300	7,202,919
Food Products - 2.2%
Campbell Soup Co. (d)	191,500	6,478,445
ConAgra Foods, Inc.	275,600	7,115,992
		13,594,437
Household Products - 1.2%
Clorox Co.	101,000	7,080,100
Tobacco - 1.8%
Lorillard, Inc.	83,400	11,283,185
TOTAL CONSUMER STAPLES		39,160,641
Common Stocks - continued
	Shares	Value
ENERGY - 6.2%
Energy Equipment & Services - 1.3%
Helmerich & Payne, Inc.	93,300	$ 4,794,687
Oil States International, Inc. (a)	44,900	3,573,142
		8,367,829
Oil, Gas & Consumable Fuels - 4.9%
Hess Corp.	60,200	3,138,828
Marathon Oil Corp.	200,900	5,894,406
Murphy Oil Corp.	133,800	7,354,986
Tesoro Corp. (a)	163,000	3,789,750
Valero Energy Corp.	390,500	9,645,350
		29,823,320
TOTAL ENERGY		38,191,149
FINANCIALS - 32.1%
Capital Markets - 1.6%
Invesco Ltd.	385,300	9,570,852
Commercial Banks - 8.2%
CapitalSource, Inc.	534,300	3,446,235
Comerica, Inc.	154,200	4,937,484
Fifth Third Bancorp	597,800	8,506,694
First Republic Bank (a)	123,300	4,072,599
Huntington Bancshares, Inc.	995,600	6,660,564
KeyCorp	1,014,000	8,152,560
Regions Financial Corp.	1,100,500	7,417,370
SunTrust Banks, Inc.	288,800	7,012,064
		50,205,570
Consumer Finance - 2.7%
Discover Financial Services	328,200	11,125,980
SLM Corp.	349,600	5,184,568
		16,310,548
Insurance - 7.2%
Allied World Assurance Co. Holdings Ltd.	98,500	7,088,060
Assurant, Inc.	106,700	4,304,278
First American Financial Corp.	288,700	4,835,725
Hartford Financial Services Group, Inc.	345,300	7,095,915
Lincoln National Corp.	275,500	6,824,135
Torchmark Corp.	152,900	7,447,759
Unum Group	278,300	6,606,842
		44,202,714
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 10.5%
American Campus Communities, Inc.	103,500	$ 4,600,575
American Capital Agency Corp.	246,000	7,685,040
Boston Properties, Inc.	52,100	5,639,825
Douglas Emmett, Inc.	307,100	7,137,004
Kimco Realty Corp.	443,400	8,606,394
Prologis, Inc.	224,100	8,018,298
Rayonier, Inc.	138,800	6,294,580
The Macerich Co.	128,800	7,930,216
Ventas, Inc.	136,900	8,048,351
		63,960,283
Thrifts & Mortgage Finance - 1.9%
Ocwen Financial Corp. (a)	403,800	6,020,658
People's United Financial, Inc.	455,100	5,615,934
		11,636,592
TOTAL FINANCIALS		195,886,559
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	674,400	4,221,744
Health Care Providers & Services - 4.2%
Community Health Systems, Inc. (a)	282,300	6,871,182
Humana, Inc.	119,100	9,608,988
McKesson Corp.	35,800	3,272,478
Omnicare, Inc.	165,800	5,776,472
		25,529,120
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. (a)	84,500	3,002,285
Pharmaceuticals - 0.5%
Warner Chilcott PLC (a)	149,600	3,253,800
TOTAL HEALTH CARE		36,006,949
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.3%
Textron, Inc.	305,200	8,130,528
Airlines - 0.8%
Alaska Air Group, Inc. (a)	134,800	4,556,240
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.6%
Pitney Bowes, Inc. (d)	230,700	$ 3,951,891
Republic Services, Inc.	208,000	5,692,960
		9,644,851
Construction & Engineering - 2.0%
Granite Construction, Inc.	169,200	4,710,528
KBR, Inc.	217,500	7,364,550
		12,075,078
Machinery - 3.4%
AGCO Corp. (a)	162,400	7,562,968
Cummins, Inc.	52,200	6,046,326
Parker Hannifin Corp.	81,700	7,164,273
		20,773,567
Professional Services - 1.1%
Towers Watson & Co.	106,600	6,971,640
TOTAL INDUSTRIALS		62,151,904
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.7%
Brocade Communications Systems, Inc. (a)	1,001,900	5,550,526
Motorola Solutions, Inc.	91,600	4,674,348
		10,224,874
Computers & Peripherals - 0.6%
NCR Corp. (a)	159,700	3,752,950
Electronic Equipment & Components - 1.1%
Jabil Circuit, Inc.	285,400	6,692,630
IT Services - 0.9%
Alliance Data Systems Corp. (a)	26,200	3,366,438
Total System Services, Inc.	90,777	2,135,075
		5,501,513
Office Electronics - 1.5%
Xerox Corp.	1,176,100	9,150,058
Semiconductors & Semiconductor Equipment - 2.2%
KLA-Tencor Corp.	126,500	6,596,975
Marvell Technology Group Ltd. (a)	457,000	6,859,570
		13,456,545
TOTAL INFORMATION TECHNOLOGY		48,778,570
Common Stocks - continued
	Shares	Value
MATERIALS - 4.8%
Chemicals - 2.5%
Ashland, Inc.	97,700	$ 6,435,499
CF Industries Holdings, Inc.	27,900	5,386,374
W.R. Grace & Co. (a)	55,600	3,314,316
		15,136,189
Containers & Packaging - 0.5%
Ball Corp.	70,000	2,923,200
Metals & Mining - 0.8%
Commercial Metals Co.	349,800	5,170,044
Paper & Forest Products - 1.0%
International Paper Co.	190,800	6,355,548
TOTAL MATERIALS		29,584,981
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Frontier Communications Corp. (d)	1,025,600	4,143,424
UTILITIES - 12.6%
Electric Utilities - 4.3%
Cleco Corp.	114,200	4,659,360
Edison International	236,600	10,412,766
El Paso Electric Co.	46,779	1,433,309
NV Energy, Inc.	258,800	4,309,020
PNM Resources, Inc.	308,300	5,783,708
		26,598,163
Independent Power Producers & Energy Traders - 0.9%
The AES Corp. (a)	423,300	5,299,716
Multi-Utilities - 6.4%
CMS Energy Corp.	279,100	6,416,509
DTE Energy Co.	131,800	7,430,884
NiSource, Inc.	267,800	6,601,270
OGE Energy Corp.	143,700	7,754,052
Sempra Energy	165,600	10,720,944
		38,923,659
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 1.0%
American Water Works Co., Inc.	187,700	$ 6,426,848
TOTAL UTILITIES		77,248,386
TOTAL COMMON STOCKS (Cost $567,076,534)		604,376,914
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.14% (b)	6,219,974	6,219,974
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	16,484,706	16,484,706
TOTAL MONEY MARKET FUNDS (Cost $22,704,680)		22,704,680
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $589,781,214)		627,081,594
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(15,972,820)
NET ASSETS - 100%		$ 611,108,774
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,027
Fidelity Securities Lending Cash Central Fund	21,815
Total	$ 22,842
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $591,056,736. Net unrealized appreciation aggregated $36,024,858, of which $56,166,854 related to appreciated investment securities and $20,141,996 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Value Fund

April 30, 2012

1.800359.108

MCV-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%n
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.8%
Delphi Automotive PLC	164,100	$ 5,036,229
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	109,700	3,452,259
Penn National Gaming, Inc. (a)	92,500	4,160,650
Wyndham Worldwide Corp.	166,900	8,401,746
		16,014,655
Household Durables - 0.7%
Jarden Corp.	105,000	4,402,650
Media - 1.0%
CBS Corp. Class B	182,800	6,096,380
Multiline Retail - 1.8%
Macy's, Inc.	260,300	10,677,506
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	66,800	6,132,240
Best Buy Co., Inc.	218,500	4,822,295
Foot Locker, Inc.	239,600	7,329,364
GameStop Corp. Class A (d)	240,200	5,466,952
		23,750,851
Textiles, Apparel & Luxury Goods - 1.2%
PVH Corp.	81,600	7,246,080
TOTAL CONSUMER DISCRETIONARY		73,224,351
CONSUMER STAPLES - 6.4%
Food & Staples Retailing - 1.2%
Safeway, Inc. (d)	354,300	7,202,919
Food Products - 2.2%
Campbell Soup Co. (d)	191,500	6,478,445
ConAgra Foods, Inc.	275,600	7,115,992
		13,594,437
Household Products - 1.2%
Clorox Co.	101,000	7,080,100
Tobacco - 1.8%
Lorillard, Inc.	83,400	11,283,185
TOTAL CONSUMER STAPLES		39,160,641
Common Stocks - continued
	Shares	Value
ENERGY - 6.2%
Energy Equipment & Services - 1.3%
Helmerich & Payne, Inc.	93,300	$ 4,794,687
Oil States International, Inc. (a)	44,900	3,573,142
		8,367,829
Oil, Gas & Consumable Fuels - 4.9%
Hess Corp.	60,200	3,138,828
Marathon Oil Corp.	200,900	5,894,406
Murphy Oil Corp.	133,800	7,354,986
Tesoro Corp. (a)	163,000	3,789,750
Valero Energy Corp.	390,500	9,645,350
		29,823,320
TOTAL ENERGY		38,191,149
FINANCIALS - 32.1%
Capital Markets - 1.6%
Invesco Ltd.	385,300	9,570,852
Commercial Banks - 8.2%
CapitalSource, Inc.	534,300	3,446,235
Comerica, Inc.	154,200	4,937,484
Fifth Third Bancorp	597,800	8,506,694
First Republic Bank (a)	123,300	4,072,599
Huntington Bancshares, Inc.	995,600	6,660,564
KeyCorp	1,014,000	8,152,560
Regions Financial Corp.	1,100,500	7,417,370
SunTrust Banks, Inc.	288,800	7,012,064
		50,205,570
Consumer Finance - 2.7%
Discover Financial Services	328,200	11,125,980
SLM Corp.	349,600	5,184,568
		16,310,548
Insurance - 7.2%
Allied World Assurance Co. Holdings Ltd.	98,500	7,088,060
Assurant, Inc.	106,700	4,304,278
First American Financial Corp.	288,700	4,835,725
Hartford Financial Services Group, Inc.	345,300	7,095,915
Lincoln National Corp.	275,500	6,824,135
Torchmark Corp.	152,900	7,447,759
Unum Group	278,300	6,606,842
		44,202,714
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 10.5%
American Campus Communities, Inc.	103,500	$ 4,600,575
American Capital Agency Corp.	246,000	7,685,040
Boston Properties, Inc.	52,100	5,639,825
Douglas Emmett, Inc.	307,100	7,137,004
Kimco Realty Corp.	443,400	8,606,394
Prologis, Inc.	224,100	8,018,298
Rayonier, Inc.	138,800	6,294,580
The Macerich Co.	128,800	7,930,216
Ventas, Inc.	136,900	8,048,351
		63,960,283
Thrifts & Mortgage Finance - 1.9%
Ocwen Financial Corp. (a)	403,800	6,020,658
People's United Financial, Inc.	455,100	5,615,934
		11,636,592
TOTAL FINANCIALS		195,886,559
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	674,400	4,221,744
Health Care Providers & Services - 4.2%
Community Health Systems, Inc. (a)	282,300	6,871,182
Humana, Inc.	119,100	9,608,988
McKesson Corp.	35,800	3,272,478
Omnicare, Inc.	165,800	5,776,472
		25,529,120
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. (a)	84,500	3,002,285
Pharmaceuticals - 0.5%
Warner Chilcott PLC (a)	149,600	3,253,800
TOTAL HEALTH CARE		36,006,949
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.3%
Textron, Inc.	305,200	8,130,528
Airlines - 0.8%
Alaska Air Group, Inc. (a)	134,800	4,556,240
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.6%
Pitney Bowes, Inc. (d)	230,700	$ 3,951,891
Republic Services, Inc.	208,000	5,692,960
		9,644,851
Construction & Engineering - 2.0%
Granite Construction, Inc.	169,200	4,710,528
KBR, Inc.	217,500	7,364,550
		12,075,078
Machinery - 3.4%
AGCO Corp. (a)	162,400	7,562,968
Cummins, Inc.	52,200	6,046,326
Parker Hannifin Corp.	81,700	7,164,273
		20,773,567
Professional Services - 1.1%
Towers Watson & Co.	106,600	6,971,640
TOTAL INDUSTRIALS		62,151,904
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.7%
Brocade Communications Systems, Inc. (a)	1,001,900	5,550,526
Motorola Solutions, Inc.	91,600	4,674,348
		10,224,874
Computers & Peripherals - 0.6%
NCR Corp. (a)	159,700	3,752,950
Electronic Equipment & Components - 1.1%
Jabil Circuit, Inc.	285,400	6,692,630
IT Services - 0.9%
Alliance Data Systems Corp. (a)	26,200	3,366,438
Total System Services, Inc.	90,777	2,135,075
		5,501,513
Office Electronics - 1.5%
Xerox Corp.	1,176,100	9,150,058
Semiconductors & Semiconductor Equipment - 2.2%
KLA-Tencor Corp.	126,500	6,596,975
Marvell Technology Group Ltd. (a)	457,000	6,859,570
		13,456,545
TOTAL INFORMATION TECHNOLOGY		48,778,570
Common Stocks - continued
	Shares	Value
MATERIALS - 4.8%
Chemicals - 2.5%
Ashland, Inc.	97,700	$ 6,435,499
CF Industries Holdings, Inc.	27,900	5,386,374
W.R. Grace & Co. (a)	55,600	3,314,316
		15,136,189
Containers & Packaging - 0.5%
Ball Corp.	70,000	2,923,200
Metals & Mining - 0.8%
Commercial Metals Co.	349,800	5,170,044
Paper & Forest Products - 1.0%
International Paper Co.	190,800	6,355,548
TOTAL MATERIALS		29,584,981
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Frontier Communications Corp. (d)	1,025,600	4,143,424
UTILITIES - 12.6%
Electric Utilities - 4.3%
Cleco Corp.	114,200	4,659,360
Edison International	236,600	10,412,766
El Paso Electric Co.	46,779	1,433,309
NV Energy, Inc.	258,800	4,309,020
PNM Resources, Inc.	308,300	5,783,708
		26,598,163
Independent Power Producers & Energy Traders - 0.9%
The AES Corp. (a)	423,300	5,299,716
Multi-Utilities - 6.4%
CMS Energy Corp.	279,100	6,416,509
DTE Energy Co.	131,800	7,430,884
NiSource, Inc.	267,800	6,601,270
OGE Energy Corp.	143,700	7,754,052
Sempra Energy	165,600	10,720,944
		38,923,659
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 1.0%
American Water Works Co., Inc.	187,700	$ 6,426,848
TOTAL UTILITIES		77,248,386
TOTAL COMMON STOCKS (Cost $567,076,534)		604,376,914
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.14% (b)	6,219,974	6,219,974
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	16,484,706	16,484,706
TOTAL MONEY MARKET FUNDS (Cost $22,704,680)		22,704,680
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $589,781,214)		627,081,594
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(15,972,820)
NET ASSETS - 100%		$ 611,108,774
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,027
Fidelity Securities Lending Cash Central Fund	21,815
Total	$ 22,842
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $591,056,736. Net unrealized appreciation aggregated $36,024,858, of which $56,166,854 related to appreciated investment securities and $20,141,996 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series All-Sector
Equity Fund

April 30, 2012

1.884782.100

ASE-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Diversified Consumer Services - 0.3%
Weight Watchers International, Inc. (d)	462,910	$ 35,162,644
Hotels, Restaurants & Leisure - 2.9%
Betfair Group PLC	1,246,546	15,983,824
Domino's Pizza, Inc.	266,172	10,063,963
Dunkin' Brands Group, Inc.	76,800	2,486,016
McDonald's Corp.	1,450,486	141,349,861
Starbucks Corp.	1,669,182	95,777,663
Yum! Brands, Inc.	1,185,718	86,237,270
		351,898,597
Household Durables - 0.2%
Harman International Industries, Inc.	529,758	26,265,402
Internet & Catalog Retail - 0.5%
Priceline.com, Inc. (a)	75,370	57,343,003
Shutterfly, Inc. (a)	104,045	3,237,880
		60,580,883
Media - 3.0%
Comcast Corp. Class A	5,913,593	179,359,276
DIRECTV (a)	1,923,899	94,790,504
Legend Pictures LLC (a)(g)(h)	3,706	3,962,196
The Walt Disney Co.	2,149,586	92,668,652
		370,780,628
Multiline Retail - 0.7%
Dollar General Corp. (a)	1,750,049	83,057,326
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	363,504	18,236,996
Limited Brands, Inc.	675,783	33,586,415
Lowe's Companies, Inc.	3,423,307	107,731,471
TJX Companies, Inc.	2,411,690	100,591,590
Urban Outfitters, Inc. (a)	724,400	20,978,624
		281,125,096
Textiles, Apparel & Luxury Goods - 0.4%
Tumi Holdings, Inc.	122,782	3,127,258
Under Armour, Inc. Class A (sub. vtg.) (a)	413,392	40,483,479
		43,610,737
TOTAL CONSUMER DISCRETIONARY		1,252,481,313
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 10.2%
Beverages - 3.9%
Anheuser-Busch InBev SA NV (d)	563,405	$ 40,610,745
Brown-Forman Corp. Class B (non-vtg.)	155,000	13,384,250
Coca-Cola Bottling Co. CONSOLIDATED	59,322	3,805,506
Coca-Cola FEMSA SAB de CV sponsored ADR	40,253	4,264,805
Coca-Cola Icecek A/S	299,488	4,210,218
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	107,035	4,493,329
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,732,604	37,424,246
Diageo PLC sponsored ADR	408,102	41,267,274
Embotelladora Andina SA sponsored ADR	176,730	5,743,725
Molson Coors Brewing Co. Class B	621,624	25,847,126
Pernod Ricard SA	268,075	27,825,959
Remy Cointreau SA	185,083	20,627,634
The Coca-Cola Co.	3,136,246	239,358,295
		468,863,112
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	2,739,881	122,253,490
Drogasil SA	456,200	4,915,850
Safeway, Inc.	318,028	6,465,509
Wal-Mart Stores, Inc.	280,000	16,494,800
Walgreen Co.	61,082	2,141,535
		152,271,184
Food Products - 0.6%
Bunge Ltd.	335,152	21,617,304
First Resources Ltd.	477,000	724,567
Green Mountain Coffee Roasters, Inc. (a)	92,280	4,498,650
Mead Johnson Nutrition Co. Class A	35,000	2,994,600
Nestle SA	247,488	15,162,066
Orion Corp.	4,115	3,269,789
Pilgrims Pride Corp. (d)	60,675	433,220
Unilever NV (NY Reg.)	837,761	28,777,090
		77,477,286
Household Products - 2.3%
Colgate-Palmolive Co.	217,642	21,533,499
Procter & Gamble Co.	3,998,311	254,452,512
Spectrum Brands Holdings, Inc. (a)	116,864	4,032,977
		280,018,988
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.3%
L'Oreal SA (d)	209,200	$ 25,170,982
Nu Skin Enterprises, Inc. Class A	195,678	10,429,637
		35,600,619
Tobacco - 1.8%
Altria Group, Inc.	426,230	13,728,868
British American Tobacco PLC sponsored ADR	1,803,857	185,652,962
Philip Morris International, Inc.	200,998	17,991,331
Souza Cruz Industria e Comercio	300,400	4,679,000
		222,052,161
TOTAL CONSUMER STAPLES		1,236,283,350
ENERGY - 10.9%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	564,700	24,908,917
Cameron International Corp. (a)	764,982	39,205,328
Discovery Offshore S.A. (a)(e)	853,300	1,565,743
Ensco International Ltd. ADR	722,966	39,510,092
Forum Energy Technologies, Inc.	88,200	2,039,184
Halliburton Co.	1,059,040	36,240,349
National Oilwell Varco, Inc.	855,824	64,837,226
Noble Corp.	1,171,525	44,588,242
Ocean Rig UDW, Inc. (United States)	804,584	14,023,899
Oceaneering International, Inc.	253,518	13,089,134
Schlumberger Ltd.	550,581	40,820,075
Transocean Ltd. (United States)	123,474	6,221,855
Vantage Drilling Co. (a)	3,799,042	6,002,486
		333,052,530
Oil, Gas & Consumable Fuels - 8.2%
Alpha Natural Resources, Inc. (a)	577,641	9,317,349
Anadarko Petroleum Corp.	966,006	70,721,299
Apache Corp.	714,791	68,577,049
BP PLC sponsored ADR	1,295,590	56,241,562
Calumet Specialty Products Partners LP	130,074	3,532,810
Cheniere Energy, Inc. (a)	193,500	3,542,985
Chevron Corp.	283,317	30,190,260
Cobalt International Energy, Inc. (a)	225,600	6,037,056
CVR Energy, Inc. (a)	257,177	7,807,894
EV Energy Partners LP	45,700	2,900,579
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	1,933,618	$ 166,948,578
Halcon Resources Corp. (a)(h)	830,000	8,134,830
Hess Corp.	617,421	32,192,331
HollyFrontier Corp.	1,289,727	39,749,386
InterOil Corp. (a)(d)	343,811	20,779,937
Kodiak Oil & Gas Corp. (a)	640,600	5,669,310
Marathon Oil Corp.	1,872,389	54,935,893
Marathon Petroleum Corp.	1,238,015	51,513,804
Midstates Petroleum Co., Inc.	297,400	4,853,568
Noble Energy, Inc.	269,964	26,812,824
Occidental Petroleum Corp.	905,255	82,577,361
QEP Resources, Inc.	490,654	15,117,050
Rockhopper Exploration PLC (a)	1,184,939	6,543,942
Royal Dutch Shell PLC Class B sponsored ADR	1,692,079	124,130,915
Suncor Energy, Inc.	1,342,300	44,342,444
Sunoco, Inc.	107,200	5,283,888
Williams Companies, Inc.	1,318,900	44,882,167
		993,337,071
TOTAL ENERGY		1,326,389,601
FINANCIALS - 15.1%
Capital Markets - 1.5%
BlackRock, Inc. Class A	187,012	35,827,759
Credit Suisse Group	359,000	8,587,835
E*TRADE Financial Corp. (a)	597,352	6,349,852
Evercore Partners, Inc. Class A	276,410	7,305,516
ICAP PLC	873,158	5,381,195
Invesco Ltd.	899,195	22,336,004
Morgan Stanley	330,287	5,707,359
State Street Corp.	849,318	39,255,478
TD Ameritrade Holding Corp.	722,500	13,575,775
The Blackstone Group LP	1,128,900	15,307,884
UBS AG	1,388,130	17,337,143
		176,971,800
Commercial Banks - 3.7%
CIT Group, Inc. (a)	242,630	9,183,546
Comerica, Inc.	297,067	9,512,085
FirstMerit Corp.	575,168	9,662,822
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	2,192,360	$ 14,666,888
Regions Financial Corp.	1,259,800	8,491,052
SunTrust Banks, Inc.	403,134	9,788,094
Synovus Financial Corp.	4,120,760	8,653,596
U.S. Bancorp	5,639,212	181,413,450
Wells Fargo & Co.	5,854,754	195,724,426
		447,095,959
Consumer Finance - 1.7%
Capital One Financial Corp.	2,881,067	159,841,597
SLM Corp.	3,180,746	47,170,463
		207,012,060
Diversified Financial Services - 3.2%
African Bank Investments Ltd.	1,366,448	6,825,213
Bank of America Corp.	2,320,502	18,819,271
Citigroup, Inc.	4,691,934	155,021,499
JPMorgan Chase & Co.	4,775,945	205,270,116
NBH Holdings Corp. Class A (a)(e)	361,500	6,145,500
		392,081,599
Insurance - 2.8%
ACE Ltd.	543,575	41,295,393
Amlin PLC	1,971,724	10,554,607
Berkshire Hathaway, Inc.:
Class A (a)	182	21,985,600
Class B (a)	246,629	19,841,303
Fairfax Financial Holdings Ltd. (sub. vtg.)	109,900	45,060,391
MetLife, Inc.	4,119,570	148,428,107
Torchmark Corp.	577,800	28,144,638
Validus Holdings Ltd.	882,561	28,683,233
		343,993,272
Real Estate Investment Trusts - 1.8%
American Tower Corp.	1,457,415	95,577,276
Camden Property Trust (SBI)	361,656	24,473,262
Equity Lifestyle Properties, Inc.	226,400	15,834,416
Japan Retail Fund Investment Corp.	3,512	5,599,989
Prologis, Inc.	716,780	25,646,388
Sun Communities, Inc.	205,257	8,979,994
The Macerich Co.	646,933	39,831,665
		215,942,990
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	434,900	$ 5,402,740
PT Lippo Karawaci Tbk	73,357,875	6,624,997
		12,027,737
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	2,130,523	31,766,098
TOTAL FINANCIALS		1,826,891,515
HEALTH CARE - 11.2%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	245,678	22,189,637
Amgen, Inc.	1,756,765	124,923,559
AVEO Pharmaceuticals, Inc. (a)	61,752	710,148
Biogen Idec, Inc. (a)	527,986	70,755,404
BioMarin Pharmaceutical, Inc. (a)	579,678	20,114,827
Gilead Sciences, Inc. (a)	1,313,246	68,301,924
ONYX Pharmaceuticals, Inc. (a)	75,305	3,427,131
		310,422,630
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	126,726	7,021,888
Boston Scientific Corp. (a)	3,522,112	22,048,421
Covidien PLC	1,460,851	80,682,801
Edwards Lifesciences Corp. (a)	478,348	39,688,534
Mako Surgical Corp. (a)(d)	487,149	20,124,125
Quidel Corp. (a)	577,973	9,548,114
The Cooper Companies, Inc.	320,815	28,286,259
Wright Medical Group, Inc. (a)	50,181	934,872
		208,335,014
Health Care Providers & Services - 2.8%
Catalyst Health Solutions, Inc. (a)	105,900	9,146,583
CIGNA Corp.	928,234	42,912,258
Express Scripts Holding Co. (a)	966,577	53,925,331
Henry Schein, Inc. (a)	574,187	44,063,110
McKesson Corp.	563,115	51,474,342
Omnicare, Inc.	673,480	23,464,043
UnitedHealth Group, Inc.	2,142,351	120,293,009
		345,278,676
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	80,961	$ 7,342,431
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	895,927	37,790,201
Pharmaceuticals - 3.7%
Allergan, Inc.	477,313	45,822,048
Eli Lilly & Co.	138,600	5,736,654
Endo Pharmaceuticals Holdings, Inc. (a)	125,000	4,392,500
GlaxoSmithKline PLC sponsored ADR	1,163,000	53,765,490
Jazz Pharmaceuticals PLC (a)	298,834	15,249,499
Merck & Co., Inc.	1,814,246	71,191,013
Optimer Pharmaceuticals, Inc. (a)	282,619	4,182,761
Pfizer, Inc.	5,877,883	134,779,857
Sanofi SA sponsored ADR	762,800	29,123,704
Shire PLC sponsored ADR	316,667	30,894,033
Valeant Pharmaceuticals International, Inc. (Canada) (a)	877,462	48,814,515
		443,952,074
TOTAL HEALTH CARE		1,353,121,026
INDUSTRIALS - 10.4%
Aerospace & Defense - 3.4%
Honeywell International, Inc.	1,366,610	82,898,563
MTU Aero Engines Holdings AG (d)	261,602	22,032,161
Precision Castparts Corp.	401,567	70,824,372
Raytheon Co.	118,100	6,393,934
Textron, Inc.	1,891,654	50,393,663
The Boeing Co.	922,867	70,876,186
United Technologies Corp.	1,284,896	104,898,909
		408,317,788
Building Products - 0.6%
Armstrong World Industries, Inc.	581,997	25,631,148
Lennox International, Inc.	6,500	282,100
Owens Corning (a)	1,270,999	43,658,816
Quanex Building Products Corp.	553,642	10,203,622
		79,775,686
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	197,172	17,075,095
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.6%
Fluor Corp.	714,397	$ 41,256,427
Foster Wheeler AG (a)	1,236,642	28,442,766
		69,699,193
Electrical Equipment - 0.5%
Regal-Beloit Corp.	577,688	39,074,816
Roper Industries, Inc.	272,577	27,775,596
		66,850,412
Industrial Conglomerates - 1.2%
Danaher Corp.	1,540,870	83,545,971
General Electric Co.	2,315,426	45,336,041
Tyco International Ltd.	225,302	12,646,201
		141,528,213
Machinery - 2.6%
Caterpillar, Inc.	946,694	97,291,742
Cummins, Inc.	655,985	75,982,743
Fanuc Corp.	159,500	26,901,444
Fiat Industrial SpA	1,169,104	13,263,445
Illinois Tool Works, Inc.	912,755	52,373,882
Joy Global, Inc.	333,170	23,578,441
Parker Hannifin Corp.	284,023	24,905,977
		314,297,674
Professional Services - 0.1%
Randstad Holding NV	246,229	8,527,060
Road & Rail - 1.3%
Canadian Pacific	184,100	14,248,995
CSX Corp.	1,738,165	38,778,461
J.B. Hunt Transport Services, Inc.	171,250	9,475,263
Union Pacific Corp.	824,075	92,658,993
		155,161,712
TOTAL INDUSTRIALS		1,261,232,833
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 2.8%
Acme Packet, Inc. (a)	184,640	5,182,845
ADTRAN, Inc.	535,468	16,342,483
Juniper Networks, Inc. (a)	1,473,481	31,576,698
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	588,864	$ 7,814,225
QUALCOMM, Inc.	4,447,514	283,929,294
		344,845,545
Computers & Peripherals - 7.4%
Apple, Inc. (a)	1,364,906	797,432,678
Hewlett-Packard Co.	1,343,008	33,252,878
SanDisk Corp. (a)	1,753,369	64,892,187
		895,577,743
Internet Software & Services - 1.8%
Dice Holdings, Inc. (a)	897,201	9,671,827
eBay, Inc. (a)	838,514	34,421,000
Google, Inc. Class A (a)	131,490	79,581,693
Mail.ru Group Ltd.:
GDR (a)(e)	364,400	15,760,300
GDR (Reg. S) (a)	172,100	7,443,325
VeriSign, Inc.	1,637,318	67,310,143
		214,188,288
IT Services - 0.8%
Accenture PLC Class A	1,496,051	97,168,512
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)	879,754	6,474,989
Analog Devices, Inc.	3,058,782	119,231,322
ASML Holding NV	188,640	9,618,754
Avago Technologies Ltd.	434,979	14,998,076
Cree, Inc. (a)	196,300	6,065,670
Fairchild Semiconductor International, Inc. (a)	916,751	12,990,362
International Rectifier Corp. (a)	1,091,490	23,827,227
Marvell Technology Group Ltd. (a)	2,345,919	35,212,244
Maxim Integrated Products, Inc.	635,200	18,789,216
Micron Technology, Inc. (a)	6,300,825	41,522,437
ON Semiconductor Corp. (a)	1,016,947	8,399,982
PMC-Sierra, Inc. (a)	752,090	5,317,276
RF Micro Devices, Inc. (a)	2,792,213	12,090,282
Skyworks Solutions, Inc. (a)	753,712	20,455,744
		334,993,581
Software - 4.5%
Ariba, Inc. (a)	1,032,837	39,454,373
Check Point Software Technologies Ltd. (a)	976,650	56,772,665
Citrix Systems, Inc. (a)	994,021	85,098,138
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	10,683,655	$ 342,090,633
Oracle Corp.	784,291	23,050,312
Proofpoint, Inc.	9,700	127,070
Splunk, Inc.	11,200	380,240
		546,973,431
TOTAL INFORMATION TECHNOLOGY		2,433,747,100
MATERIALS - 3.3%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	536,230	45,842,303
E.I. du Pont de Nemours & Co.	1,430,583	76,478,967
Eastman Chemical Co.	526,903	28,436,955
Ecolab, Inc.	735,095	46,818,201
LyondellBasell Industries NV Class A	374,200	15,634,076
Sherwin-Williams Co.	332,377	39,978,306
The Mosaic Co.	607,049	32,064,328
		285,253,136
Containers & Packaging - 0.4%
Ball Corp.	580,377	24,236,544
Rock-Tenn Co. Class A	418,630	26,093,208
		50,329,752
Metals & Mining - 0.6%
First Quantum Minerals Ltd.	1,467,955	30,496,013
Goldcorp, Inc.	659,322	25,251,482
Ivanhoe Mines Ltd. (a)	994,300	11,606,458
		67,353,953
TOTAL MATERIALS		402,936,841
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	2,173,897	83,825,468
Frontier Communications Corp. (d)	1,780,700	7,194,028
Verizon Communications, Inc.	1,824,528	73,674,441
		164,693,937
Wireless Telecommunication Services - 0.4%
MetroPCS Communications, Inc. (a)	568,976	4,153,525
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	332,800	$ 17,884,672
Sprint Nextel Corp. (a)	3,878,289	9,618,157
TIM Participacoes SA sponsored ADR	208,000	6,225,440
Vodafone Group PLC sponsored ADR	249,514	6,943,975
		44,825,769
TOTAL TELECOMMUNICATION SERVICES		209,519,706
UTILITIES - 3.4%
Electric Utilities - 2.3%
Duke Energy Corp.	2,498,675	53,546,605
Edison International	1,359,715	59,841,057
Exelon Corp.	723,919	28,240,080
FirstEnergy Corp.	1,388,922	65,029,328
NextEra Energy, Inc.	1,078,191	69,381,591
Progress Energy, Inc.	109,035	5,802,843
		281,841,504
Gas Utilities - 0.1%
ONEOK, Inc.	82,400	7,077,336
Independent Power Producers & Energy Traders - 0.3%
The AES Corp. (a)	2,339,764	29,293,845
Multi-Utilities - 0.7%
NiSource, Inc.	606,996	14,962,451
PG&E Corp.	486,879	21,510,314
Sempra Energy	817,345	52,914,915
		89,387,680
TOTAL UTILITIES		407,600,365
TOTAL COMMON STOCKS (Cost $9,324,691,204)		11,710,203,650
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 5/24/12 (f) (Cost $14,469,249)	$ 14,470,000	14,469,392
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	368,029,669	$ 368,029,669
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	112,316,589	112,316,589
TOTAL MONEY MARKET FUNDS (Cost $480,346,258)		480,346,258
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $9,819,506,711)		12,205,019,300
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(79,994,686)
NET ASSETS - 100%		$ 12,125,024,614
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,133 CME E-mini S&P 500 Index Contracts	June 2012	$ 148,627,440	$ 408,727

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,471,543 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,899,668.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,097,026 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 7,470,000
Legend Pictures LLC	9/23/10	$ 2,779,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 96,748
Fidelity Securities Lending Cash Central Fund	185,336
Total	$ 282,084
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,252,481,313	$ 1,248,519,117	$ -	$ 3,962,196
Consumer Staples	1,236,283,350	1,236,283,350	-	-
Energy	1,326,389,601	1,318,254,771	8,134,830	-
Financials	1,826,891,515	1,797,808,883	22,937,132	6,145,500
Health Care	1,353,121,026	1,353,121,026	-	-
Industrials	1,261,232,833	1,234,331,389	26,901,444	-
Information Technology	2,433,747,100	2,433,747,100	-	-
Materials	402,936,841	402,936,841	-	-
Telecommunication Services	209,519,706	209,519,706	-	-
Utilities	407,600,365	407,600,365	-	-
U.S. Government and Government Agency Obligations	14,469,392	-	14,469,392	-
Money Market Funds	480,346,258	480,346,258	-	-
Total Investments in Securities:	$ 12,205,019,300	$ 12,122,468,806	$ 72,442,798	$ 10,107,696
Derivative Instruments:
Assets
Futures Contracts	$ 408,727	$ 408,727	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,653,875
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,453,021
Cost of Purchases	800
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,107,696
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 1,453,021

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $9,853,220,232. Net unrealized appreciation aggregated $2,351,799,068, of which $2,495,576,593 related to appreciated investment securities and $143,777,525 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Large Cap
Value Fund

April 30, 2012

1.884775.100

LPV-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 0.4%
General Motors Co. (a)	1,766,200	$ 40,622,600
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.	287,900	28,055,855
Wyndham Worldwide Corp.	1,022,500	51,472,650
		79,528,505
Household Durables - 0.8%
Garmin Ltd. (d)	1,986,305	93,614,555
Media - 1.9%
CBS Corp. Class B	1,701,700	56,751,695
News Corp. Class A	3,179,100	62,310,360
Time Warner, Inc.	836,970	31,352,896
Washington Post Co. Class B (d)	149,648	56,592,384
		207,007,335
Multiline Retail - 2.2%
JCPenney Co., Inc. (d)	4,411,804	159,089,652
Macy's, Inc.	1,663,200	68,224,464
Target Corp.	252,187	14,611,715
		241,925,831
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	480,000	44,064,000
Foot Locker, Inc.	1,172,800	35,875,952
GameStop Corp. Class A	1,266,000	28,814,160
Home Depot, Inc.	1,347,400	69,781,846
		178,535,958
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	517,800	45,980,640
TOTAL CONSUMER DISCRETIONARY		887,215,424
CONSUMER STAPLES - 8.7%
Beverages - 1.3%
Grupo Modelo SAB de CV Series C	19,852,819	140,177,524
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	2,019,221	90,097,641
Safeway, Inc.	1,501,600	30,527,528
Wal-Mart Stores, Inc.	1,241,302	73,125,101
Walgreen Co.	1,602,617	56,187,752
		249,938,022
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.0%
ConAgra Foods, Inc.	1,352,000	$ 34,908,640
Kraft Foods, Inc. Class A	4,707,720	187,696,796
		222,605,436
Household Products - 2.5%
Kimberly-Clark Corp.	570,500	44,767,135
Procter & Gamble Co.	3,576,634	227,616,988
		272,384,123
Tobacco - 0.7%
Lorillard, Inc.	312,400	42,264,596
Philip Morris International, Inc.	452,500	40,503,275
		82,767,871
TOTAL CONSUMER STAPLES		967,872,976
ENERGY - 11.6%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	1,164,390	59,674,988
Helmerich & Payne, Inc.	1,067,158	54,841,250
National Oilwell Varco, Inc.	1,053,500	79,813,160
		194,329,398
Oil, Gas & Consumable Fuels - 9.8%
Alpha Natural Resources, Inc. (a)	1,752,591	28,269,293
Anadarko Petroleum Corp.	920,463	67,387,096
Apache Corp.	216,400	20,761,416
Chevron Corp.	3,692,552	393,478,341
Exxon Mobil Corp.	1,766,508	152,520,301
Marathon Oil Corp.	2,471,000	72,499,140
Marathon Petroleum Corp.	1,965,536	81,785,953
Occidental Petroleum Corp.	1,103,688	100,678,419
Royal Dutch Shell PLC Class A sponsored ADR	813,400	58,190,636
Tesoro Corp. (a)	1,315,000	30,573,750
Valero Energy Corp.	1,612,200	39,821,340
Williams Companies, Inc.	1,403,025	47,744,941
		1,093,710,626
TOTAL ENERGY		1,288,040,024
Common Stocks - continued
	Shares	Value
FINANCIALS - 25.7%
Capital Markets - 3.2%
Ameriprise Financial, Inc.	232,300	$ 12,592,983
Bank of New York Mellon Corp.	1,676,800	39,656,320
E*TRADE Financial Corp. (a)	8,819,707	93,753,485
Goldman Sachs Group, Inc.	690,550	79,516,833
Lazard Ltd. Class A	437,100	12,024,621
Morgan Stanley	1,168,837	20,197,503
State Street Corp.	2,148,962	99,325,024
		357,066,769
Commercial Banks - 7.6%
Aozora Bank Ltd.	13,907,000	35,670,670
BB&T Corp.	2,321,100	74,368,044
Fifth Third Bancorp	2,959,442	42,112,860
KeyCorp	10,283,925	82,682,757
PNC Financial Services Group, Inc.	1,272,200	84,372,304
U.S. Bancorp	5,104,521	164,212,441
Wells Fargo & Co.	9,566,045	319,792,884
Zions Bancorporation	1,790,052	36,499,160
		839,711,120
Consumer Finance - 1.5%
Capital One Financial Corp.	2,102,000	116,618,960
Discover Financial Services	1,662,500	56,358,750
		172,977,710
Diversified Financial Services - 6.3%
Bank of America Corp.	7,370,132	59,771,771
Citigroup, Inc.	9,399,293	310,552,641
JPMorgan Chase & Co.	7,624,786	327,713,302
		698,037,714
Insurance - 6.0%
ACE Ltd.	1,035,300	78,651,741
Allied World Assurance Co. Holdings Ltd.	435,200	31,316,992
Allstate Corp.	467,900	15,595,107
American International Group, Inc. (a)	1,216,800	41,407,704
Assurant, Inc.	1,178,299	47,532,582
Berkshire Hathaway, Inc. Class B (a)	1,158,030	93,163,514
Hartford Financial Services Group, Inc.	1,641,600	33,734,880
Lincoln National Corp.	1,365,200	33,816,004
MetLife, Inc.	1,181,757	42,578,705
Prudential Financial, Inc.	1,307,700	79,168,158
RenaissanceRe Holdings Ltd.	388,215	30,304,063
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	884,167	$ 64,606,083
XL Group PLC Class A	3,303,919	71,067,298
		662,942,831
Real Estate Investment Trusts - 1.1%
American Capital Agency Corp.	1,159,800	36,232,152
Simon Property Group, Inc.	334,400	52,032,640
Weyerhaeuser Co.	1,718,951	34,997,842
		123,262,634
TOTAL FINANCIALS		2,853,998,778
HEALTH CARE - 13.1%
Biotechnology - 1.1%
Amgen, Inc.	1,768,100	125,729,591
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	5,698,800	35,674,488
CareFusion Corp. (a)	1,233,504	31,960,089
Zimmer Holdings, Inc.	592,500	37,286,025
		104,920,602
Health Care Providers & Services - 1.5%
Aetna, Inc.	1,414,800	62,307,792
Omnicare, Inc.	887,101	30,906,599
UnitedHealth Group, Inc.	1,343,700	75,448,755
		168,663,146
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. (a)	43,774	1,555,290
Pharmaceuticals - 9.5%
Eli Lilly & Co.	2,256,997	93,417,106
Johnson & Johnson	3,336,954	217,202,336
Merck & Co., Inc.	7,984,608	313,316,018
Pfizer, Inc.	18,761,022	430,190,230
		1,054,125,690
TOTAL HEALTH CARE		1,454,994,319
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.8%
Aerospace & Defense - 1.7%
Raytheon Co.	1,094,800	$ 59,272,472
Textron, Inc.	4,994,984	133,066,374
		192,338,846
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	1,349,400	36,933,078
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	707,136	30,993,771
KBR, Inc.	923,052	31,254,541
		62,248,312
Industrial Conglomerates - 2.5%
General Electric Co.	14,067,521	275,442,061
Machinery - 0.8%
Cummins, Inc.	480,300	55,633,149
Parker Hannifin Corp.	386,600	33,900,954
		89,534,103
Professional Services - 0.3%
Towers Watson & Co.	467,900	30,600,660
Road & Rail - 0.6%
Union Pacific Corp.	588,500	66,170,940
TOTAL INDUSTRIALS		753,268,000
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 3.1%
Cisco Systems, Inc.	10,858,900	218,806,835
Comverse Technology, Inc. (a)(e)	12,823,272	82,710,104
Motorola Solutions, Inc.	791,200	40,374,936
		341,891,875
Computers & Peripherals - 2.2%
Apple, Inc. (a)	47,000	27,459,280
Hewlett-Packard Co.	8,805,713	218,029,454
		245,488,734
Electronic Equipment & Components - 1.1%
Corning, Inc.	6,221,006	89,271,436
Jabil Circuit, Inc.	1,281,600	30,053,520
		119,324,956
IT Services - 0.3%
Total System Services, Inc.	1,306,600	30,731,232
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.5%
Xerox Corp.	7,250,876	$ 56,411,815
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (a)	15,033,540	110,646,854
Intel Corp.	2,154,700	61,193,480
KLA-Tencor Corp.	591,700	30,857,155
		202,697,489
Software - 0.7%
Microsoft Corp.	2,634,550	84,358,291
TOTAL INFORMATION TECHNOLOGY		1,080,904,392
MATERIALS - 2.2%
Chemicals - 0.9%
Ashland, Inc.	488,400	32,170,908
CF Industries Holdings, Inc.	153,400	29,615,404
LyondellBasell Industries NV Class A	867,700	36,252,506
		98,038,818
Metals & Mining - 1.0%
Newmont Mining Corp.	1,536,502	73,214,320
Nucor Corp.	901,362	35,342,404
		108,556,724
Paper & Forest Products - 0.3%
International Paper Co.	1,086,000	36,174,660
TOTAL MATERIALS		242,770,202
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	6,097,583	200,671,457
CenturyLink, Inc.	1,748,678	67,429,024
Verizon Communications, Inc.	2,811,286	113,519,729
		381,620,210
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	1,057,600	29,433,008
TOTAL TELECOMMUNICATION SERVICES		411,053,218
Common Stocks - continued
	Shares	Value
UTILITIES - 6.0%
Electric Utilities - 4.5%
Duke Energy Corp.	3,674,900	$ 78,753,107
Edison International	1,427,300	62,815,473
Exelon Corp.	2,165,177	84,463,555
FirstEnergy Corp.	2,833,091	132,645,321
NextEra Energy, Inc.	2,243,774	144,386,857
		503,064,313
Independent Power Producers & Energy Traders - 0.3%
The AES Corp. (a)	2,536,900	31,761,988
Multi-Utilities - 1.2%
NiSource, Inc.	1,397,600	34,450,840
Sempra Energy	1,540,865	99,755,600
		134,206,440
TOTAL UTILITIES		669,032,741
TOTAL COMMON STOCKS (Cost $9,111,384,908)		10,609,150,074
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 5/24/12 to 7/12/12 (f) (Cost $12,698,931)	$ 12,700,000	12,699,211
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	381,875,258	381,875,258
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	214,395,119	214,395,119
TOTAL MONEY MARKET FUNDS (Cost $596,270,377)		596,270,377
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $9,720,354,216)		11,218,119,662
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(111,133,728)
NET ASSETS - 100%	$ 11,106,985,934
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,170 Russell 1000 Index Contracts	June 2012	$ 215,781,900	$ (131,474)
The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,709,468.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 163,635
Fidelity Securities Lending Cash Central Fund	206,673
Total	$ 370,308
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Comverse Technology, Inc.	$ 102,161,310	$ -	$ 21,590,619	$ -	$ 82,710,104
Total	$ 102,161,310	$ -	$ 21,590,619	$ -	$ 82,710,104
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 887,215,424	$ 887,215,424	$ -	$ -
Consumer Staples	967,872,976	967,872,976	-	-
Energy	1,288,040,024	1,288,040,024	-	-
Financials	2,853,998,778	2,818,328,108	35,670,670	-
Health Care	1,454,994,319	1,454,994,319	-	-
Industrials	753,268,000	753,268,000	-	-
Information Technology	1,080,904,392	1,080,904,392	-	-
Materials	242,770,202	242,770,202	-	-
Telecommunication Services	411,053,218	411,053,218	-	-
Utilities	669,032,741	669,032,741	-	-
U.S. Government and Government Agency Obligations	12,699,211	-	12,699,211	-
Money Market Funds	596,270,377	596,270,377	-	-
Total Investments in Securities:	$ 11,218,119,662	$ 11,169,749,781	$ 48,369,881	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (131,474)	$ (131,474)	$ -	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $9,767,032,822. Net unrealized appreciation aggregated $1,451,086,840, of which $1,678,872,348 related to appreciated investment securities and $227,785,508 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom and
Utilities Fund

April 30, 2012

1.800364.108

UIF-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.7%
Media - 4.7%
Comcast Corp. Class A	808,800	$ 24,531
DISH Network Corp. Class A	287,000	9,175
Time Warner Cable, Inc.	108,000	8,689
		42,395
ENERGY - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Atlas Energy LP	84,450	3,278
Cheniere Energy, Inc. (a)(d)	1,229,600	22,514
El Paso Corp.	351,600	10,432
Sunoco, Inc.	228,600	11,268
Williams Companies, Inc.	568,600	19,349
		66,841
FINANCIALS - 3.1%
Real Estate Investment Trusts - 3.1%
American Tower Corp.	424,900	27,865
TELECOMMUNICATION SERVICES - 23.5%
Diversified Telecommunication Services - 20.1%
CenturyLink, Inc.	1,469,242	56,654
Frontier Communications Corp. (d)	3,124,400	12,623
tw telecom, inc. (a)	945,725	20,598
Verizon Communications, Inc.	2,240,800	90,483
		180,358
Wireless Telecommunication Services - 3.4%
America Movil SAB de CV Series L sponsored ADR	373,041	9,942
SBA Communications Corp. Class A (a)	42,600	2,289
Sprint Nextel Corp. (a)	4,623,200	11,466
TIM Participacoes SA sponsored ADR	214,300	6,414
		30,111
TOTAL TELECOMMUNICATION SERVICES		210,469
UTILITIES - 60.3%
Electric Utilities - 37.0%
Cheung Kong Infrastructure Holdings Ltd.	565,000	3,353
Duke Energy Corp.	2,539,400	54,419
Edison International	1,548,328	68,142
Exelon Corp.	716,981	27,969
FirstEnergy Corp.	1,563,900	73,222
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
ITC Holdings Corp.	117,500	$ 9,102
NextEra Energy, Inc.	1,287,500	82,851
NV Energy, Inc.	735,085	12,239
		331,297
Gas Utilities - 3.8%
National Fuel Gas Co.	233,485	11,049
ONEOK, Inc.	269,217	23,123
		34,172
Independent Power Producers & Energy Traders - 7.5%
Calpine Corp. (a)	1,319,820	24,747
NRG Energy, Inc. (a)	471,700	8,019
The AES Corp. (a)	2,727,900	34,153
		66,919
Multi-Utilities - 10.4%
NiSource, Inc.	634,000	15,628
OGE Energy Corp.	161,639	8,722
PG&E Corp.	612,208	27,047
Sempra Energy	643,919	41,687
		93,084
Water Utilities - 1.6%
American Water Works Co., Inc.	433,000	14,826
TOTAL UTILITIES		540,298
TOTAL COMMON STOCKS (Cost $793,599)		887,868
Money Market Funds - 4.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	5,462,876	$ 5,463
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	36,340,650	36,341
TOTAL MONEY MARKET FUNDS (Cost $41,804)		41,804
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $835,403)		929,672
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(34,261)
NET ASSETS - 100%		$ 895,411
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	48
Total	$ 60
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $837,704,000. Net unrealized appreciation aggregated $91,968,000, of which $100,568,000 related to appreciated investment securities and $8,600,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2012